NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)
	Statement of Operations	May 12, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
145,260 shares (cost $3,558,804)	$3,508,027
VPS Growth and Income Portfolio - Class A (ALVGIA)
10,798 shares (cost $308,988)	360,130
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
14,343 shares (cost $277,810)	310,959
VP Income & Growth Fund - Class I (ACVIG)
18,996 shares (cost $180,998)	203,443
VP Inflation Protection Fund - Class II (ACVIP2)
17,909 shares (cost $201,803)	182,855
VP International Fund - Class I (ACVI)
9,035 shares (cost $93,075)	110,052
VP Mid Cap Value Fund - Class I (ACVMV1)
24,410 shares (cost $463,200)	555,320
VP Ultra(R) Fund - Class I (ACVU1)
370 shares (cost $6,126)	7,154
Global Allocation V.I. Fund - Class II (MLVGA2)
28,113 shares (cost $447,896)	483,831
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
164,740 shares (cost $2,898,284)	3,314,569
Stock Index Fund, Inc. - Initial Shares (DSIF)
57,427 shares (cost $2,523,827)	3,071,206
Appreciation Portfolio - Initial Shares (DCAP)
7,123 shares (cost $299,730)	318,465
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
1,996 shares (cost $106,602)	121,580
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
6,996 shares (cost $39,104)	36,727
Quality Bond Fund II - Primary Shares (FQB)
17,736 shares (cost $198,228)	195,985
Equity-Income Portfolio - Initial Class (FEIP)
262,980 shares (cost $5,541,133)	6,282,602
High Income Portfolio - Initial Class (FHIP)
307,725 shares (cost $1,735,564)	1,677,100
VIP Asset Manager Portfolio - Initial Class (FAMP)
134,204 shares (cost $2,007,756)	2,043,929
VIP Energy Portfolio - Service Class 2 (FNRS2)
38,862 shares (cost $751,898)	767,530
VIP Equity-Income Portfolio - Service Class (FEIS)
19,760 shares (cost $429,151)	469,689
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
284 shares (cost $3,592)	3,804
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,714 shares (cost $19,290)	25,092
VIP Growth Portfolio - Initial Class (FGP)
164,905 shares (cost $7,354,300)	12,211,193
VIP Growth Portfolio - Service Class (FGS)
8,578 shares (cost $425,937)	632,742
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
289,290 shares (cost $3,694,094)	3,702,912
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
5,089 shares (cost $64,714)	64,428
VIP Mid Cap Portfolio - Service Class (FMCS)
71,199 shares (cost $2,379,273)	2,748,299
VIP Overseas Portfolio - Initial Class (FOP)
170,541 shares (cost $3,388,970)	3,900,276
VIP Overseas Portfolio - Service Class (FOS)
14,273 shares (cost $285,649)	324,998
VIP Value Strategies Portfolio - Service Class (FVSS)

15,955 shares (cost $194,186)	227,043
Rising Dividends Securities Fund - Class 1 (FTVRDI)
49,954 shares (cost $1,295,288)	1,459,168
Small Cap Value Securities Fund - Class 1 (FTVSVI)
52,851 shares (cost $1,004,214)	1,079,756
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
62,741 shares (cost $607,750)	641,837
Templeton Foreign Securities Fund - Class 1 (TIF)
7,254 shares (cost $104,614)	114,621
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
42,198 shares (cost $704,918)	696,685
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
63 shares (cost $441)	464
VI American Franchise Fund - Series I Shares (ACEG)
1,899 shares (cost $105,003)	119,555
VI Value Opportunities Fund - Series I Shares (AVBVI)
807 shares (cost $5,429)	6,119
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
21,084 shares (cost $104,385)	118,493
Balanced Portfolio: Service Shares (JABS)
11,231 shares (cost $356,798)	416,540
Forty Portfolio: Service Shares (JACAS)
13,113 shares (cost $445,589)	496,202
Global Technology Portfolio: Service Shares (JAGTS)
61,217 shares (cost $640,549)	707,668
Overseas Portfolio: Service Shares (JAIGS)
36,276 shares (cost $1,115,179)	1,115,127
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
8,612 shares (cost $148,364)	160,189
Value Series - Initial Class (MVFIC)
121,457 shares (cost $2,265,149)	2,540,889
Core Plus Fixed Income Portfolio - Class I (MSVFI)
100,533 shares (cost $1,097,831)	1,103,854
Emerging Markets Debt Portfolio - Class I (MSEM)
3,922 shares (cost $32,212)	31,691
U.S. Real Estate Portfolio - Class I (MSVRE)
17,874 shares (cost $382,832)	388,216
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
46,325 shares (cost $761,051)	779,182
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
8,579 shares (cost $214,455)	227,518
American Funds NVIT Bond Fund - Class II (GVABD2)
1,971 shares (cost $22,666)	22,666
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
7,935 shares (cost $237,477)	251,553
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,965 shares (cost $315,306)	435,792
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
821 shares (cost $39,956)	45,954
Federated NVIT High Income Bond Fund - Class I (HIBF)
32,651 shares (cost $223,308)	215,173
NVIT Emerging Markets Fund - Class I (GEM)
34,398 shares (cost $390,833)	470,570
NVIT International Equity Fund - Class I (GIG)
33,499 shares (cost $373,119)	395,624
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
3,017 shares (cost $27,187)	35,328
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
14,219 shares (cost $143,914)	167,922
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
17,380 shares (cost $213,307)	244,705
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
1,736 shares (cost $16,286)	17,780
NVIT Cardinal Balanced Fund - Class I (NVCRB1)

7,726 shares (cost $84,887)	87,918
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
25,900 shares (cost $281,074)	285,421
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
8,703 shares (cost $92,094)	88,418
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
13,636 shares (cost $158,067)	150,954
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
4,048 shares (cost $41,472)	39,748
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
6,061 shares (cost $66,260)	66,001
NVIT Core Bond Fund - Class I (NVCBD1)
7,436 shares (cost $82,309)	80,308
NVIT Core Plus Bond Fund - Class I (NVLCP1)
13,309 shares (cost $152,045)	149,861
NVIT Nationwide Fund - Class IV (TRF4)
69,016 shares (cost $765,892)	1,318,202
NVIT Government Bond Fund - Class I (GBF)
2,688 shares (cost $29,432)	28,785
NVIT Government Bond Fund - Class IV (GBF4)
78,248 shares (cost $876,009)	837,253
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
27,294 shares (cost $317,699)	371,203
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
13,854 shares (cost $143,255)	139,646
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
149,493 shares (cost $1,787,116)	1,946,398
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
132,230 shares (cost $1,543,862)	1,865,772
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
7,489 shares (cost $84,359)	85,153
NVIT Mid Cap Index Fund - Class I (MCIF)
44,108 shares (cost $1,047,059)	1,147,680
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
85,540 shares (cost $940,817)	1,029,042
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
33,312 shares (cost $358,284)	384,423
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
48,599 shares (cost $508,747)	561,318
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
77,030 shares (cost $899,043)	1,048,375
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
10,471 shares (cost $110,419)	113,719
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
290,838 shares (cost $3,274,949)	3,577,303
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
44,716 shares (cost $500,488)	507,529
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
12,385 shares (cost $232,745)	239,160
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
103,922 shares (cost $1,360,266)	1,594,158
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
93,400 shares (cost $1,796,601)	2,112,702
NVIT Multi-Sector Bond Fund - Class I (MSBF)
45,104 shares (cost $410,889)	417,667
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,094,765 shares (cost $11,112,850)	19,235,019
NVIT Short Term Bond Fund - Class II (NVSTB2)
10,629 shares (cost $110,721)	108,732
NVIT Large Cap Growth Fund - Class I (NVOLG1)
790,073 shares (cost $13,959,032)	15,548,629
Templeton NVIT International Value Fund - Class III (NVTIV3)
9,682 shares (cost $116,418)	123,733
Invesco NVIT Comstock Value Fund - Class IV (EIF4)

78,878 shares (cost $1,025,834)	1,586,246
NVIT Real Estate Fund - Class I (NVRE1)
339,389 shares (cost $2,388,347)	2,192,454
NVIT Money Market Fund - Class IV (SAM4)
5,352,854 shares (cost $5,352,854)	5,352,854
Short Duration Bond Portfolio - I Class Shares (AMTB)
45,115 shares (cost $479,777)	471,901
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
582 shares (cost $13,968)	16,173
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
3,412 shares (cost $75,732)	87,931
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
55,006 shares (cost $669,753)	919,151
Socially Responsive Portfolio - I Class Shares (AMSRS)
8,907 shares (cost $172,839)	228,097
Global Securities Fund/VA - Non-Service Shares (OVGS)
44,288 shares (cost $1,707,303)	2,100,126
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
10,414 shares (cost $283,946)	335,867
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
11,775 shares (cost $284,669)	303,690
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
8,884 shares (cost $44,258)	45,573
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
864 shares (cost $9,197)	9,215
Low Duration Portfolio - Administrative Class (PMVLDA)
102,620 shares (cost $1,059,241)	1,050,826
VT Equity Income Fund: Class IB (PVEIB)
3,434 shares (cost $81,908)	91,651
VT Growth Opportunities Fund: Class IB (PVGOB)
10,325 shares (cost $79,941)	102,936
VT International Equity Fund: Class IB (PVTIGB)
15,841 shares (cost $190,560)	241,576
Health Sciences Portfolio - II (TRHS2)
23,040 shares (cost $834,996)	938,412
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
70,898 shares (cost $610,828)	630,988
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
132,179 shares (cost $1,640,405)	2,065,965
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
50,322 shares (cost $1,217,497)	1,194,132
Variable Insurance Fund - Equity Income Portfolio (VVEI)
20,115 shares (cost $359,247)	495,639
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
29,692 shares (cost $233,925)	241,395
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
36,699 shares (cost $651,655)	870,495
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
8,295 shares (cost $98,711)	98,302
Variable Insurance Portfolios - Asset Strategy (WRASP)
25,434 shares (cost $240,901)	238,258
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
3,781 shares (cost $105,670)	120,013
Advantage VT Opportunity Fund - Class 2 (SVOF)
2,951 shares (cost $66,750)	80,082
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
10,325 shares (cost $96,304)	105,113

Total Investments	$139,874,072

Other Accounts Receivable	268
Accounts Receivable - VPS Growth and Income Portfolio - Class A (ALVGIA)	249
Accounts Receivable - VP Inflation Protection Fund - Class II (ACVIP2)	84
Accounts Receivable - VP International Fund - Class I (ACVI)	188

Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	181
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	38
Accounts Receivable - VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	76
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	19,907
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	122
Accounts Receivable - Templeton Foreign Securities Fund - Class 1 (TIF)	89
Accounts Receivable - VI American Franchise Fund - Series I Shares (ACEG)	65
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	127
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	418
Accounts Receivable - Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	124
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	339
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	340
Accounts Receivable - American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	14
Accounts Receivable - Federated NVIT High Income Bond Fund - Class I (HIBF)	70
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	34
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	85
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	44
Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	52
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	176
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	37
Accounts Receivable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	214
Accounts Receivable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	292
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	119
Accounts Receivable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	73
Accounts Receivable - Socially Responsive Portfolio - I Class Shares (AMSRS)	245
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	134
Accounts Receivable - Global Strategic Income Fund/VA: Non-service Shares (OVSB)	85
Accounts Receivable - Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	21
Accounts Receivable - VT Equity Income Fund: Class IB (PVEIB)	40
Accounts Receivable - VT Growth Opportunities Fund: Class IB (PVGOB)	83
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	429
Accounts Payable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(196)
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(264)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(257)
Accounts Payable - Opportunistic Small Cap Portfolio - Initial Shares (DSC)	(59)
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(52)
Accounts Payable - VIP Equity-Income Portfolio - Service Class (FEIS)	(126)
Accounts Payable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	(79)
Accounts Payable - VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(6)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(142)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(115)
Accounts Payable - American Funds NVIT Bond Fund - Class II (GVABD2)	(43)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(219)
Accounts Payable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(8)
Accounts Payable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	(54)
Accounts Payable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	(29)
Accounts Payable - NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	(42)
Accounts Payable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	(38)
Accounts Payable - NVIT Nationwide Fund - Class IV (TRF4)	(338)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(276)
Accounts Payable - Templeton NVIT International Value Fund - Class III (NVTIV3)	(44)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(160)
Accounts Payable - VT International Equity Fund: Class IB (PVTIGB)	(84)
Accounts Payable - Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	(48)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(150)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(97)
Accounts Payable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(143)

$139,895,865

Contract Owners’ Equity:
Accumulation units	139,895,865

Total Contract Owners’ Equity (note 8)	$139,895,865

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	AASCO	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$1,600,443	-	6,608	1,419	4,849	4,830	1,081	8,627
Mortality and expense risk charges (note 3)	(969,933)	(23,505)	(3,014)	(2,125)	(1,436)	(1,363)	(748)	(4,241)

Net investment income (loss)	630,510	(23,505)	3,594	(706)	3,413	3,467	333	4,386

Realized gain (loss) on investments	4,593,171	(214,632)	68,115	7,877	(833)	(4,314)	2,530	49,331
Change in unrealized gain (loss) on investments	14,485,922	1,079,448	(36,441)	13,513	29,329	6,287	27,870	(8,906)

Net gain (loss) on investments	19,079,093	864,816	31,674	21,390	28,496	1,973	30,400	40,425

Reinvested capital gains	4,070,678	-	39,106	15,265	4,742	-	-	12,229

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$23,780,281	841,311	74,374	35,949	36,651	5,440	30,733	57,040

Investment Activity:	ACVU1	MLVGA2	DVSCS	DSIF	DCAP	DSC	FVCA2P	FQB
Reinvested dividends	$22	6,341	19,911	56,909	4,050	-	768	6,740
Mortality and expense risk charges (note 3)	(39)	(5,001)	(22,570)	(24,786)	(2,185)	(371)	(329)	(1,401)

Net investment income (loss)	(17)	1,340	(2,659)	32,123	1,865	(371)	439	5,339

Realized gain (loss) on investments	482	(10,355)	208,247	236,238	4,138	6,151	(2,844)	(1,593)
Change in unrealized gain (loss) on investments	926	86,350	(14,224)	289,362	25,689	6,423	6,778	2,988

Net gain (loss) on investments	1,408	75,995	194,023	525,600	29,827	12,574	3,934	1,395

Reinvested capital gains	279	4,781	130,308	81,248	38,500	539	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$1,670	82,116	321,672	638,971	70,192	12,742	4,373	6,734

Investment Activity:	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S	FF30S	FGP
Reinvested dividends	$104,218	87,946	36,722	10,354	6,954	54	312	25,893
Mortality and expense risk charges (note 3)	(42,802)	(11,564)	(13,252)	(5,511)	(3,185)	(32)	(169)	(82,595)

Net investment income (loss)	61,416	76,382	23,470	4,843	3,769	22	143	(56,702)

Realized gain (loss) on investments	387,230	(3,509)	30,802	(28,462)	5,283	167	88	1,172,343
Change in unrealized gain (loss) on investments	131,383	26,885	(25,910)	(14,149)	30,751	244	3,073	1,475,382

Net gain (loss) on investments	518,613	23,376	4,892	(42,611)	36,034	411	3,161	2,647,725

Reinvested capital gains	133,137	-	215,107	382	8,719	96	800	865,571

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$713,166	99,758	243,469	(37,386)	48,522	529	4,104	3,456,594

Investment Activity:	FGS	FIGBP	FIGBS	FMCS	FOP	FOS	FVSS	FTVRDI
Reinvested dividends	$733	83,186	1,445	15,985	52,376	4,003	3,099	23,810
Mortality and expense risk charges (note 3)	(4,481)	(24,667)	(457)	(18,893)	(26,838)	(2,326)	(1,739)	(10,126)

Net investment income (loss)	(3,748)	58,519	988	(2,908)	25,538	1,677	1,360	13,684

Realized gain (loss) on investments	45,633	(24,510)	(145)	21,734	135,595	1,420	17,381	14,498
Change in unrealized gain (loss) on investments	85,898	74,723	916	334,880	806,629	76,454	(39,732)	175,295

Net gain (loss) on investments	131,531	50,213	771	356,614	942,224	77,874	(22,351)	189,793

Reinvested capital gains	41,987	15,869	272	118,769	3,415	282	60,609	49,261

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$169,770	124,601	2,031	472,475	971,177	79,833	39,618	252,738

Investment Activity:	FTVSVI	FTVDM2	TIF	FTVGI2	FTVFA2	ACEG	AVBVI	IVKMG1
Reinvested dividends	$7,473	4,552	3,148	-	12	91	22	-
Mortality and expense risk charges (note 3)	(7,684)	(3,283)	(734)	(7,073)	(1)	(863)	(34)	(1,006)

Net investment income (loss)	(211)	1,269	2,414	(7,073)	11	(772)	(12)	(1,006)

Realized gain (loss) on investments	23,967	75,471	(609)	(73,572)	(2)	1,199	21	(12,563)
Change in unrealized gain (loss) on investments	4,370	39,235	15,225	93,184	22	18,493	855	35,843

Net gain (loss) on investments	28,337	114,706	14,616	19,612	20	19,692	876	23,280

Reinvested capital gains	69,933	-	-	3,540	18	8,905	-	7,467

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$98,059	115,975	17,030	16,079	49	27,825	864	29,741

Investment Activity:	JABS	JACAS	JAGTS	JAIGS	MV2IGI	MVFIC	MSVFI	MSEM
Reinvested dividends	$5,390	-	2,648	19,229	957	48,211	22,687	1,710
Mortality and expense risk charges (note 3)	(2,700)	(3,558)	(3,789)	(8,908)	(1,063)	(19,601)	(4,103)	(227)

Net investment income (loss)	2,690	(3,558)	(1,141)	10,321	(106)	28,610	18,584	1,483

Realized gain (loss) on investments	5,485	(9,660)	94,590	(117,702)	(113)	283,084	22,086	(35)
Change in unrealized gain (loss) on investments	53,665	107,437	47,802	422,212	27,578	(11,989)	(6,789)	1,225

Net gain (loss) on investments	59,150	97,777	142,392	304,510	27,465	271,095	15,297	1,190

Reinvested capital gains	744	26,382	33,890	-	7,633	98,653	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$62,584	120,601	175,141	314,831	34,992	398,358	33,881	2,673

Investment Activity:	MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$4,555	12,695	2,422	299	1,657	1,267	589	11,919
Mortality and expense risk charges (note 3)	(1,962)	(5,556)	(1,351)	(224)	(1,518)	(3,163)	(315)	(2,007)

Net investment income (loss)	2,593	7,139	1,071	75	139	(1,896)	274	9,912

Realized gain (loss) on investments	(224)	14,650	6,066	(57)	(899)	34,766	1,204	6,236
Change in unrealized gain (loss) on investments	5,591	8,126	10,976	733	30,327	36,573	2,456	392

Net gain (loss) on investments	5,367	22,776	17,042	676	29,428	71,339	3,660	6,628

Reinvested capital gains	-	27,334	4,878	68	18,489	30,944	4,171	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$7,960	57,249	22,991	819	48,056	100,387	8,105	16,540

Investment Activity:	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$5,482	9,202	505	826	1,269	379	1,411	4,764
Mortality and expense risk charges (note 3)	(2,782)	(2,767)	(258)	(1,104)	(2,012)	(462)	(624)	(2,270)

Net investment income (loss)	2,700	6,435	247	(278)	(743)	(83)	787	2,494

Realized gain (loss) on investments	3,795	43,386	938	(1,279)	17,294	(264)	149	10,000
Change in unrealized gain (loss) on investments	115,880	29,824	6,875	29,970	3,529	6,725	4,023	11,540

Net gain (loss) on investments	119,675	73,210	7,813	28,691	20,823	6,461	4,172	21,540

Reinvested capital gains	-	-	-	3,218	22,974	4,585	3,899	18,719

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$122,375	79,645	8,060	31,631	43,054	10,963	8,858	42,753

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF
Reinvested dividends	$1,907	2,831	591	1,419	2,374	3,886	12,728	600
Mortality and expense risk charges (note 3)	(647)	(1,252)	(259)	(1,280)	(575)	(1,592)	(8,569)	(200)

Net investment income (loss)	1,260	1,579	332	139	1,799	2,294	4,159	400

Realized gain (loss) on investments	(69)	(1,054)	(72)	(6,405)	83	(1,829)	100,441	4
Change in unrealized gain (loss) on investments	1,693	9,098	2,499	16,490	838	6,802	121,960	(58)

Net gain (loss) on investments	1,624	8,044	2,427	10,085	921	4,973	222,401	(54)

Reinvested capital gains	1,814	10,983	2,813	4,590	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$4,698	20,606	5,572	14,814	2,720	7,267	226,560	346

Investment Activity:	GBF4	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1
Reinvested dividends	$17,789	5,447	2,656	32,944	29,036	1,842	12,001	14,098
Mortality and expense risk charges (note 3)	(5,291)	(2,616)	(1,509)	(13,496)	(13,136)	(1,680)	(9,212)	(8,775)

Net investment income (loss)	12,498	2,831	1,147	19,448	15,900	162	2,789	5,323

Realized gain (loss) on investments	(19,055)	41,208	(8,058)	36,312	67,306	8,523	10,168	(12,830)
Change in unrealized gain (loss) on investments	16,210	(11,716)	13,452	46,086	65,757	(1,690)	77,066	267,419

Net gain (loss) on investments	(2,845)	29,492	5,394	82,398	133,063	6,833	87,234	254,589

Reinvested capital gains	-	25,235	2,901	113,735	113,383	10,242	77,860	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$9,653	57,558	9,442	215,581	262,346	17,237	167,883	259,912

Investment Activity:	GVDIVI	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4
Reinvested dividends	$10,390	18,529	3,543	1,870	-	5,453	-	7,833
Mortality and expense risk charges (note 3)	(2,911)	(4,108)	(7,332)	(949)	(24,251)	(3,625)	(1,728)	(11,116)

Net investment income (loss)	7,479	14,421	(3,789)	921	(24,251)	1,828	(1,728)	(3,283)

Realized gain (loss) on investments	(3,175)	37,249	47,987	8,731	174,157	5,468	(2,443)	54,311
Change in unrealized gain (loss) on investments	73,279	69,983	168,334	185	498,398	27,444	53,032	(2,521)

Net gain (loss) on investments	70,104	107,232	216,321	8,916	672,555	32,912	50,589	51,790

Reinvested capital gains	-	-	42,155	6,641	168,742	24,845	1,752	72,545

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$77,583	121,653	254,687	16,478	817,046	59,585	50,613	121,052

Investment Activity:	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1
Reinvested dividends	$-	25,018	312,884	1,808	70,506	2,386	48,637	46,387
Mortality and expense risk charges (note 3)	(14,574)	(4,300)	(130,584)	(856)	(103,608)	(864)	(11,123)	(18,283)

Net investment income (loss)	(14,574)	20,718	182,300	952	(33,102)	1,522	37,514	28,104

Realized gain (loss) on investments	83,382	7,885	1,109,912	(64)	319,795	(6)	160,741	(308,954)
Change in unrealized gain (loss) on investments	35,137	5,022	1,758,408	94	2,799,797	21,110	45,619	377,673

Net gain (loss) on investments	118,519	12,907	2,868,320	30	3,119,592	21,104	206,360	68,719

Reinvested capital gains	135,898	-	452,972	-	350,572	-	-	38,012

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$239,843	33,625	3,503,592	982	3,437,062	22,626	243,874	134,835

Investment Activity:	SAM4	AMTB	AMCG	AMMCGS	AMTP	AMSRS	OVGS	OVGI
Reinvested dividends	$14,707	11,681	-	-	5,084	1,109	21,142	4,328
Mortality and expense risk charges (note 3)	(24,404)	(5,811)	(95)	(591)	(5,946)	(1,721)	(16,260)	(2,423)

Net investment income (loss)	(9,697)	5,870	(95)	(591)	(862)	(612)	4,882	1,905

Realized gain (loss) on investments	-	(19,153)	90	149	99,891	25,193	44,711	32,487
Change in unrealized gain (loss) on investments	-	16,174	3,013	15,617	(14,383)	6,238	629,265	12,067

Net gain (loss) on investments	-	(2,979)	3,103	15,766	85,508	31,431	673,976	44,554

Reinvested capital gains	-	-	295	1,716	23,788	7,983	-	5,807

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$(9,697)	2,891	3,303	16,891	108,434	38,802	678,858	52,266

Investment Activity:	OVSC	OVSB	PMVFBA	PMVLDA	PVEIB	PVGOB	PVTIGB	TRHS2
Reinvested dividends	$2,629	1,902	152	13,996	-	91	6,662	-
Mortality and expense risk charges (note 3)	(2,163)	(593)	(83)	(7,831)	(404)	(651)	(1,790)	(7,508)

Net investment income (loss)	466	1,309	69	6,165	(404)	(560)	4,872	(7,508)

Realized gain (loss) on investments	7,795	297	(2,033)	(19,374)	156	517	9,093	236
Change in unrealized gain (loss) on investments	13,086	2,513	3,059	19,704	9,743	22,439	47,541	200,719

Net gain (loss) on investments	20,881	2,810	1,026	330	9,899	22,956	56,634	200,955

Reinvested capital gains	16,139	-	-	-	-	1,176	-	39,376

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$37,486	4,119	1,095	6,495	9,495	23,572	61,506	232,823

Investment Activity:	VWBF	VWEM	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP
Reinvested dividends	$15,785	9,032	-	11,383	10,778	9,980	2,299	3,571
Mortality and expense risk charges (note 3)	(5,033)	(13,924)	(8,187)	(4,353)	(2,114)	(7,825)	(903)	(1,659)

Net investment income (loss)	10,752	(4,892)	(8,187)	7,030	8,664	2,155	1,396	1,912

Realized gain (loss) on investments	(41,972)	(35,036)	(49,418)	19,942	875	43,510	(359)	(3,220)
Change in unrealized gain (loss) on investments	104,043	835,668	21,209	32,076	3,410	54,389	1,033	36,900

Net gain (loss) on investments	62,071	800,632	(28,209)	52,018	4,285	97,899	674	33,680

Reinvested capital gains	-	-	-	14,331	-	36,478	309	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$72,823	795,740	(36,396)	73,379	12,949	136,532	2,379	35,592

Investment Activity:	SVDF	SVOF	WFVSCG	PVGIB
Reinvested dividends	$-	498	-	1,625
Mortality and expense risk charges (note 3)	(1,063)	(478)	(856)	(210)

Net investment income (loss)	(1,063)	20	(856)	1,415

Realized gain (loss) on investments	12,577	1,288	2,980	806
Change in unrealized gain (loss) on investments	18,891	6,068	20,272	(7,754)

Net gain (loss) on investments	31,468	7,356	23,252	(6,948)

Reinvested capital gains	9,314	5,983	3,475	9,101

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$39,719	13,359	25,871	3,568

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		AASCO		ALVGIA		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$630,510	753,103	(23,505)	(21,112)	3,594	1,373	(706)	(189)
Realized gain (loss) on investments	4,593,171	3,651,853	(214,632)	(55,494)	68,115	21,933	7,877	4,843
Change in unrealized gain (loss) on investments	14,485,922	(4,477,073)	1,079,448	(201,693)	(36,441)	(3,789)	13,513	40,745
Reinvested capital gains	4,070,678	9,363,041	-	438,227	39,106	24,839	15,265	16,202

Net increase (decrease) in Contract Owners’ Equity resulting from operations	23,780,281	9,290,924	841,311	159,928	74,374	44,356	35,949	61,601

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	18,572,253	15,843,134	173,573	198,056	26,681	62,370	18,557	12,533
Transfers between subaccounts (including fixed account), net	33	(1,066)	10	(128)	-	1	-	-
Surrenders and Death Benefits (notes 4 and 6)	(24,421,764)	(20,928,936)	(384,431)	(277,079)	(137,635)	(14,891)	(24,150)	(23,849)
Net policy repayments (loans) (note 5)	9,154	(244,837)	14,261	(407)	1,130	1,168	(468)	7,461
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,806,140)	(10,780,424)	(290,862)	(292,674)	(42,535)	(38,647)	(25,319)	(22,798)
Adjustments to maintain reserves	44,102	527	212	(359)	478	75	(67)	6

Net equity transactions	(15,602,362)	(16,111,602)	(487,237)	(372,591)	(151,881)	10,076	(31,447)	(26,647)

Net change in Contract Owners’ Equity	8,177,919	(6,820,678)	354,074	(212,663)	(77,507)	54,432	4,502	34,954
Contract Owners’ Equity beginning of period	131,717,946	138,538,624	3,153,901	3,366,564	437,886	383,454	306,261	271,307

Contract Owners’ Equity end of period	$139,895,865	131,717,946	3,507,975	3,153,901	360,379	437,886	310,763	306,261

CHANGES IN UNITS:
Beginning units	407,947	460,784	9,539	10,864	1,019	1,004	520	574
Units purchased	86,010	75,604	605	915	66	152	38	39
Units redeemed	(119,779)	(128,441)	(1,662)	(2,240)	(310)	(137)	(74)	(93)

Ending units	374,178	407,947	8,482	9,539	775	1,019	484	520

	ACVIG		ACVIP2		ACVI		ACVMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,413	2,844	3,467	2,294	333	1,364	4,386	5,657
Realized gain (loss) on investments	(833)	(8,919)	(4,314)	(4,716)	2,530	15,971	49,331	42,845
Change in unrealized gain (loss) on investments	29,329	22,059	6,287	8,339	27,870	(34,218)	(8,906)	36,579
Reinvested capital gains	4,742	3,129	-	1,565	-	-	12,229	26,960

Net increase (decrease) in Contract Owners’ Equity resulting from operations	36,651	19,113	5,440	7,482	30,733	(16,883)	57,040	112,041

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	14,600	26,014	8,144	8,725	7,137	6,350	7,676	103,311
Transfers between subaccounts (including fixed account), net	-	1	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(28,508)	(58,478)	(14,340)	(15,115)	(27,687)	(163,067)	(123,718)	(131,698)
Net policy repayments (loans) (note 5)	9,066	4,499	454	(454)	-	-	630	4,444
Redemptions to pay cost of insurance charges and administration charges (note 2)	(20,838)	(22,146)	(14,493)	(15,404)	(7,415)	(5,976)	(19,162)	(20,690)
Adjustments to maintain reserves	(47)	(419)	163	(3)	285	(123)	193	(16)

Net equity transactions	(25,727)	(50,529)	(20,072)	(22,251)	(27,680)	(162,816)	(134,381)	(44,649)

Net change in Contract Owners’ Equity	10,924	(31,416)	(14,632)	(14,769)	3,053	(179,699)	(77,341)	67,392
Contract Owners’ Equity beginning of period	192,255	223,671	197,571	212,340	107,187	286,886	632,734	565,342

Contract Owners’ Equity end of period	$203,179	192,255	182,939	197,571	110,240	107,187	555,393	632,734

CHANGES IN UNITS:
Beginning units	576	797	1,229	1,374	308	774	2,089	2,276
Units purchased	68	116	62	60	18	26	84	374
Units redeemed	(110)	(337)	(192)	(205)	(83)	(492)	(519)	(561)

Ending units	534	576	1,099	1,229	243	308	1,654	2,089

	ACVU1		MLVGA2		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(17)	(16)	1,340	2,297	(2,659)	5,512	32,123	41,196
Realized gain (loss) on investments	482	(218)	(10,355)	(44,731)	208,247	164,377	236,238	146,928
Change in unrealized gain (loss) on investments	926	203	86,350	67,339	(14,224)	215,788	289,362	30,875
Reinvested capital gains	279	205	4,781	-	130,308	247,786	81,248	114,187

Net increase (decrease) in Contract Owners’ Equity resulting from operations	1,670	174	82,116	24,905	321,672	633,463	638,971	333,186

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	3,946	3,622	13,035	15,134	1,115,700	159,134	110,522	240,837
Transfers between subaccounts (including fixed account), net	-	-	6	-	(1)	(8)	-	(11)
Surrenders and Death Benefits (notes 4 and 6)	-	-	(283,300)	(158,733)	(1,022,584)	(603,487)	(997,197)	(236,679)
Net policy repayments (loans) (note 5)	-	-	(250)	(13,551)	(19,987)	(24,676)	(45,463)	(23,690)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,017)	(3,896)	(14,354)	(20,855)	(114,126)	(129,444)	(113,222)	(110,397)
Adjustments to maintain reserves	153	(111)	(38)	92	(97)	198	344	(328)

Net equity transactions	82	(385)	(284,901)	(177,913)	(41,095)	(598,283)	(1,045,016)	(130,268)

Net change in Contract Owners’ Equity	1,752	(211)	(202,785)	(153,008)	280,577	35,180	(406,045)	202,918
Contract Owners’ Equity beginning of period	5,583	5,794	686,631	839,639	3,033,792	2,998,612	3,477,308	3,274,390

Contract Owners’ Equity end of period	$7,335	5,583	483,846	686,631	3,314,369	3,033,792	3,071,263	3,477,308

CHANGES IN UNITS:
Beginning units	13	14	4,252	5,365	7,005	8,535	10,927	10,977
Units purchased	8	8	115	1,177	2,624	1,027	408	3,326
Units redeemed	(8)	(9)	(1,713)	(2,290)	(2,796)	(2,557)	(3,415)	(3,376)

Ending units	13	13	2,654	4,252	6,833	7,005	7,920	10,927

	DCAP		DSC		FVCA2P		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,865	2,479	(371)	(500)	439	551	5,339	5,288
Realized gain (loss) on investments	4,138	1,695	6,151	(6,467)	(2,844)	256	(1,593)	(16,111)
Change in unrealized gain (loss) on investments	25,689	(25,071)	6,423	13,165	6,778	(3,496)	2,988	17,705
Reinvested capital gains	38,500	39,596	539	6,250	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	70,192	18,699	12,742	12,448	4,373	(2,689)	6,734	6,882

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	19,072	17,728	69,927	42,797	3,088	3,833	11,669	32,591
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(20,206)	(9,553)	(47,479)	(45,028)	(12,982)	(4,550)	(10,656)	(349,578)
Net policy repayments (loans) (note 5)	2,038	(7,015)	236	251	190	175	505	451
Redemptions to pay cost of insurance charges and administration charges (note 2)	(24,535)	(23,280)	(1,748)	(1,432)	(4,883)	(5,208)	(18,189)	(22,823)
Adjustments to maintain reserves	(259)	97	(254)	41	142	45	(132)	130

Net equity transactions	(23,890)	(22,023)	20,682	(3,371)	(14,445)	(5,705)	(16,803)	(339,229)

Net change in Contract Owners’ Equity	46,302	(3,324)	33,424	9,077	(10,072)	(8,394)	(10,069)	(332,347)
Contract Owners’ Equity beginning of period	271,906	275,230	88,097	79,020	46,795	55,189	206,002	538,349

Contract Owners’ Equity end of period	$318,208	271,906	121,521	88,097	36,723	46,795	195,933	206,002

CHANGES IN UNITS:
Beginning units	1,153	1,249	295	310	266	293	961	2,330
Units purchased	84	101	246	206	23	30	68	149
Units redeemed	(137)	(197)	(201)	(221)	(65)	(57)	(148)	(1,518)

Ending units	1,100	1,153	340	295	224	266	881	961

	FEIP		FHIP		FAMP		FNRS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$61,416	98,876	76,382	73,322	23,470	14,576	4,843	(1,716)
Realized gain (loss) on investments	387,230	237,843	(3,509)	(22,150)	30,802	80,941	(28,462)	(17,893)
Change in unrealized gain (loss) on investments	131,383	254,162	26,885	156,755	(25,910)	(133,526)	(14,149)	238,879
Reinvested capital gains	133,137	408,259	-	-	215,107	81,497	382	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	713,166	999,140	99,758	207,927	243,469	43,488	(37,386)	219,270

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	386,944	456,439	119,362	115,400	122,025	174,560	14,201	135,803
Transfers between subaccounts (including fixed account), net	-	(223)	-	1	-	(31)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(741,886)	(566,723)	(29,458)	(146,863)	(30,353)	(126,310)	(89,464)	(62,683)
Net policy repayments (loans) (note 5)	8,951	(29,886)	2,791	(35,871)	2,934	(1,018)	107	287
Redemptions to pay cost of insurance charges and administration charges (note 2)	(616,576)	(714,554)	(148,929)	(162,397)	(152,446)	(176,888)	(23,598)	(26,043)
Adjustments to maintain reserves	(685)	470	(441)	344	(110)	73	(79)	(28)

Net equity transactions	(963,252)	(854,477)	(56,675)	(229,386)	(57,950)	(129,614)	(98,833)	47,336

Net change in Contract Owners’ Equity	(250,086)	144,663	43,083	(21,459)	185,519	(86,126)	(136,219)	266,606
Contract Owners’ Equity beginning of period	6,532,172	6,387,509	1,633,610	1,655,069	1,858,531	1,944,657	903,720	637,114

Contract Owners’ Equity end of period	$6,282,086	6,532,172	1,676,693	1,633,610	2,044,050	1,858,531	767,501	903,720

CHANGES IN UNITS:
Beginning units	8,367	9,554	4,213	4,778	3,439	3,713	4,711	4,401
Units purchased	670	722	405	367	288	384	216	830
Units redeemed	(2,018)	(1,909)	(479)	(932)	(377)	(658)	(781)	(520)

Ending units	7,019	8,367	4,139	4,213	3,350	3,439	4,146	4,711

	FEIS		FF10S		FF30S		FGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,769	5,968	22	31	143	133	(56,702)	(72,699)
Realized gain (loss) on investments	5,283	44,650	167	(107)	88	78	1,172,343	676,332
Change in unrealized gain (loss) on investments	30,751	(25,151)	244	173	3,073	172	1,475,382	(1,729,366)
Reinvested capital gains	8,719	25,329	96	136	800	715	865,571	1,100,137

Net increase (decrease) in Contract Owners’ Equity resulting from operations	48,522	50,796	529	233	4,104	1,098	3,456,594	(25,596)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	35,422	30,512	1,848	1,848	1,156	1,450	999,457	826,393
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	21	(518)
Surrenders and Death Benefits (notes 4 and 6)	(4,367)	(274,307)	-	-	-	-	(2,079,958)	(929,864)
Net policy repayments (loans) (note 5)	6,710	286	-	-	-	-	(32,227)	(88,194)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(32,019)	(32,804)	(3,524)	(3,065)	(475)	(432)	(912,458)	(1,051,680)
Adjustments to maintain reserves	(246)	142	22	50	145	(134)	20,573	(106)

Net equity transactions	5,500	(276,171)	(1,654)	(1,167)	826	884	(2,004,592)	(1,243,969)

Net change in Contract Owners’ Equity	54,022	(225,375)	(1,125)	(934)	4,930	1,982	1,452,002	(1,269,565)
Contract Owners’ Equity beginning of period	415,541	640,916	4,967	5,901	20,238	18,256	10,779,098	12,048,663

Contract Owners’ Equity end of period	$469,563	415,541	3,842	4,967	25,168	20,238	12,231,100	10,779,098

CHANGES IN UNITS:
Beginning units	1,620	2,924	29	36	108	103	14,995	16,730
Units purchased	221	171	10	11	6	8	1,447	1,499
Units redeemed	(206)	(1,475)	(19)	(18)	(2)	(3)	(3,676)	(3,234)

Ending units	1,635	1,620	20	29	112	108	12,766	14,995

	FGS		FIGBP		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,748)	(3,664)	58,519	59,787	988	933	(2,908)	(7,602)
Realized gain (loss) on investments	45,633	39,336	(24,510)	(12,156)	(145)	(134)	21,734	(6,474)
Change in unrealized gain (loss) on investments	85,898	(87,991)	74,723	100,472	916	1,328	334,880	115,109
Reinvested capital gains	41,987	49,442	15,869	1,780	272	28	118,769	157,851

Net increase (decrease) in Contract Owners’ Equity resulting from operations	169,770	(2,877)	124,601	149,883	2,031	2,155	472,475	258,884

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	33,262	29,311	626,916	696,486	6,826	7,323	73,415	87,582
Transfers between subaccounts (including fixed account), net	-	-	-	1	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(60,068)	(25,432)	(120,739)	(318,983)	1,902	(805)	(166,307)	(447,676)
Net policy repayments (loans) (note 5)	10,949	1,811	13,193	(6,825)	(342)	-	(3,975)	13,663
Redemptions to pay cost of insurance charges and administration charges (note 2)	(31,450)	(32,436)	(519,713)	(495,685)	(5,450)	(6,173)	(120,563)	(129,745)
Adjustments to maintain reserves	(121)	(50)	(508)	501	(106)	17	(190)	446

Net equity transactions	(47,428)	(26,796)	(851)	(124,505)	2,830	362	(217,620)	(475,730)

Net change in Contract Owners’ Equity	122,342	(29,673)	123,750	25,378	4,861	2,517	254,855	(216,846)
Contract Owners’ Equity beginning of period	510,268	539,941	3,578,851	3,553,473	59,488	56,971	2,493,596	2,710,442

Contract Owners’ Equity end of period	$632,610	510,268	3,702,601	3,578,851	64,349	59,488	2,748,451	2,493,596

CHANGES IN UNITS:
Beginning units	1,939	2,051	8,575	9,178	367	365	5,091	6,260
Units purchased	140	247	1,426	1,673	59	54	170	334
Units redeemed	(285)	(359)	(1,564)	(2,276)	(42)	(52)	(581)	(1,503)

Ending units	1,794	1,939	8,437	8,575	384	367	4,680	5,091

	FOP		FOS		FVSS		FTVRDI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$25,538	26,051	1,677	1,854	1,360	717	13,684	11,760
Realized gain (loss) on investments	135,595	171,799	1,420	(3,886)	17,381	14,212	14,498	5,751
Change in unrealized gain (loss) on investments	806,629	(421,464)	76,454	(16,020)	(39,732)	5,654	175,295	15,668
Reinvested capital gains	3,415	6,117	282	506	60,609	-	49,261	155,710

Net increase (decrease) in Contract Owners’ Equity resulting from operations	971,177	(217,497)	79,833	(17,546)	39,618	20,583	252,738	188,889

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	208,902	487,369	26,324	28,034	10,420	11,714	52,157	206,932
Transfers between subaccounts (including fixed account), net	4	(10)	-	-	-	-	-	(1)
Surrenders and Death Benefits (notes 4 and 6)	(738,648)	(102,752)	(54,019)	697	(52,650)	(18,703)	(132,795)	(163,910)
Net policy repayments (loans) (note 5)	37,488	(13,363)	395	(3,468)	12	137	(28,926)	(3,576)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(300,065)	(330,331)	(19,222)	(19,892)	(19,924)	(20,728)	(68,265)	(70,782)
Adjustments to maintain reserves	83	256	125	(21)	32	217	315	(103)

Net equity transactions	(792,236)	41,169	(46,397)	5,350	(62,110)	(27,363)	(177,514)	(31,440)

Net change in Contract Owners’ Equity	178,941	(176,328)	33,436	(12,196)	(22,492)	(6,780)	75,224	157,449
Contract Owners’ Equity beginning of period	3,721,404	3,897,732	291,590	303,786	249,657	256,437	1,384,125	1,226,676

Contract Owners’ Equity end of period	$3,900,345	3,721,404	325,026	291,590	227,165	249,657	1,459,349	1,384,125

CHANGES IN UNITS:
Beginning units	12,444	12,193	1,323	1,298	709	790	4,388	4,465
Units purchased	830	2,832	109	195	30	45	174	757
Units redeemed	(3,585)	(2,581)	(290)	(170)	(163)	(126)	(702)	(834)

Ending units	9,689	12,444	1,142	1,323	576	709	3,860	4,388

	FTVSVI		FTVDM2		TIF		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(211)	3,309	1,269	(69)	2,414	1,283	(7,073)	(7,866)
Realized gain (loss) on investments	23,967	11,322	75,471	(23,556)	(609)	(41,617)	(73,572)	(74,804)
Change in unrealized gain (loss) on investments	4,370	100,629	39,235	48,260	15,225	34,405	93,184	101,708
Reinvested capital gains	69,933	149,237	-	-	-	1,817	3,540	914

Net increase (decrease) in Contract Owners’ Equity resulting from operations	98,059	264,497	115,975	24,635	17,030	(4,112)	16,079	19,952

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	34,076	126,538	948,237	69,180	6,059	7,474	299,985	23,231
Transfers between subaccounts (including fixed account), net	1	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(117,693)	(214,237)	(554,196)	(60,814)	(4,480)	(210,625)	(559,538)	(221,403)
Net policy repayments (loans) (note 5)	(21)	1,895	323	106	-	-	(497)	(11,796)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(60,929)	(65,342)	(8,499)	(9,958)	(13,783)	(14,226)	(28,397)	(39,425)
Adjustments to maintain reserves	388	(214)	75	(37)	(85)	(62)	34	27

Net equity transactions	(144,178)	(151,360)	385,940	(1,523)	(12,289)	(217,439)	(288,413)	(249,366)

Net change in Contract Owners’ Equity	(46,119)	113,137	501,915	23,112	4,741	(221,551)	(272,334)	(229,414)
Contract Owners’ Equity beginning of period	1,126,057	1,012,920	139,975	116,863	109,969	331,520	969,058	1,198,472

Contract Owners’ Equity end of period	$1,079,938	1,126,057	641,890	139,975	114,710	109,969	696,724	969,058

CHANGES IN UNITS:
Beginning units	2,644	3,095	1,604	1,561	234	775	9,951	12,574
Units purchased	161	353	8,658	885	12	17	3,302	1,544
Units redeemed	(515)	(804)	(4,984)	(842)	(35)	(558)	(6,181)	(4,167)

Ending units	2,290	2,644	5,278	1,604	211	234	7,072	9,951

	FTVFA2		ACEG		AVBVI		IVKMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11	13	(772)	(957)	(12)	(8)	(1,006)	(1,320)
Realized gain (loss) on investments	(2)	(13)	1,199	3,405	21	7	(12,563)	(5,868)
Change in unrealized gain (loss) on investments	22	37	18,493	(9,106)	855	(566)	35,843	(4,229)
Reinvested capital gains	18	12	8,905	8,560	-	1,301	7,467	12,903

Net increase (decrease) in Contract Owners’ Equity resulting from operations	49	49	27,825	1,902	864	734	29,741	1,486

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	46	35	9,982	49,094	624	611	15,004	88,056
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	(2)
Surrenders and Death Benefits (notes 4 and 6)	(7)	(75)	(48,421)	(44,596)	-	-	(106,466)	(69,894)
Net policy repayments (loans) (note 5)	-	80	(6,175)	39	-	-	(5,930)	102
Redemptions to pay cost of insurance charges and administration charges (note 2)	(30)	(33)	(5,126)	(4,784)	(399)	(221)	(13,193)	(14,267)
Adjustments to maintain reserves	(12)	(11)	37	(9)	(234)	4	163	(8)

Net equity transactions	(3)	(4)	(49,703)	(256)	(9)	394	(110,422)	3,987

Net change in Contract Owners’ Equity	46	45	(21,878)	1,646	855	1,128	(80,681)	5,473
Contract Owners’ Equity beginning of period	412	367	141,498	139,852	5,122	3,994	199,301	193,828

Contract Owners’ Equity end of period	$458	412	119,620	141,498	5,977	5,122	118,620	199,301

CHANGES IN UNITS:
Beginning units	3	3	918	921	12	11	1,341	1,310
Units purchased	-	1	61	346	1	2	92	635
Units redeemed	-	(1)	(366)	(349)	(1)	(1)	(769)	(604)

Ending units	3	3	613	918	12	12	664	1,341

	JABS		JACAS		JAGTS		JAIGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,690	4,953	(3,558)	517	(1,141)	(1,700)	10,321	49,685
Realized gain (loss) on investments	5,485	4,390	(9,660)	(8,549)	94,590	(6,912)	(117,702)	(98,401)
Change in unrealized gain (loss) on investments	53,665	(1,406)	107,437	(44,736)	47,802	34,521	422,212	(93,531)
Reinvested capital gains	744	5,621	26,382	56,951	33,890	12,495	-	32,938

Net increase (decrease) in Contract Owners’ Equity resulting from operations	62,584	13,558	120,601	4,183	175,141	38,404	314,831	(109,309)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	15,290	16,524	24,204	22,297	817,498	151,207	30,812	76,382
Transfers between subaccounts (including fixed account), net	-	-	-	(1)	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(29,348)	(56,582)	(40,658)	(47,041)	(529,940)	(174,540)	(337,754)	(127,040)
Net policy repayments (loans) (note 5)	50	11,810	(5,591)	7,197	(32)	(1,867)	2,587	17,241
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,799)	(23,076)	(38,476)	(39,132)	(27,594)	(24,001)	(61,574)	(78,044)
Adjustments to maintain reserves	(26)	13	166	50	597	(448)	123	97

Net equity transactions	(35,833)	(51,311)	(60,355)	(56,630)	260,529	(49,649)	(365,806)	(111,364)

Net change in Contract Owners’ Equity	26,751	(37,753)	60,246	(52,447)	435,670	(11,245)	(50,975)	(220,673)
Contract Owners’ Equity beginning of period	389,674	427,427	436,064	488,511	272,416	283,661	1,166,056	1,386,729

Contract Owners’ Equity end of period	$416,425	389,674	496,310	436,064	708,086	272,416	1,115,081	1,166,056

CHANGES IN UNITS:
Beginning units	1,153	1,276	1,376	1,510	749	901	5,762	6,224
Units purchased	45	93	61	110	2,240	558	150	1,155
Units redeemed	(180)	(216)	(226)	(244)	(1,513)	(710)	(1,713)	(1,617)

Ending units	1,018	1,153	1,211	1,376	1,476	749	4,199	5,762

	MV2IGI		MVFIC		MSVFI		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(106)	(369)	28,610	35,250	18,584	7,670	1,483	2,032
Realized gain (loss) on investments	(113)	(3,564)	283,084	225,510	22,086	6,164	(35)	(2,349)
Change in unrealized gain (loss) on investments	27,578	(889)	(11,989)	(150,495)	(6,789)	15,263	1,225	4,373
Reinvested capital gains	7,633	14,388	98,653	211,250	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	34,992	9,566	398,358	321,515	33,881	29,097	2,673	4,056

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	4,495	20,606	683,390	135,633	1,153,153	125,198	210	4,327
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(2,050)	(89,625)	(924,172)	(621,142)	(346,420)	(597)	18	(10,453)
Net policy repayments (loans) (note 5)	-	-	(7,943)	12,335	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,719)	(5,220)	(84,784)	(102,867)	(231,029)	(184,054)	(1,584)	(10,068)
Adjustments to maintain reserves	92	17	(305)	298	228	(54)	357	(1)

Net equity transactions	(2,182)	(74,222)	(333,814)	(575,743)	575,932	(59,507)	(999)	(16,195)

Net change in Contract Owners’ Equity	32,810	(64,656)	64,544	(254,228)	609,813	(30,410)	1,674	(12,139)
Contract Owners’ Equity beginning of period	127,503	192,159	2,476,487	2,730,715	494,202	524,612	30,356	42,495

Contract Owners’ Equity end of period	$160,313	127,503	2,541,031	2,476,487	1,104,015	494,202	32,030	30,356

CHANGES IN UNITS:
Beginning units	1,142	1,864	7,320	9,188	1,796	1,992	118	155
Units purchased	37	201	1,976	698	4,732	422	1	9
Units redeemed	(53)	(923)	(2,782)	(2,566)	(2,717)	(618)	(6)	(46)

Ending units	1,126	1,142	6,514	7,320	3,811	1,796	113	118

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,593	136	7,139	11,559	1,071	1,181	75	765
Realized gain (loss) on investments	(224)	54,136	14,650	20,676	6,066	3,102	(57)	334
Change in unrealized gain (loss) on investments	5,591	(29,223)	8,126	26,497	10,976	(4,333)	733	(217)
Reinvested capital gains	-	-	27,334	70,011	4,878	5,427	68	152

Net increase (decrease) in Contract Owners’ Equity resulting from operations	7,960	25,049	57,249	128,743	22,991	5,377	819	1,034

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	106,049	581,967	26,316	28,281	149,385	39,432	6,075	3,047
Transfers between subaccounts (including fixed account), net	-	-	-	(1)	-	-	(2)	-
Surrenders and Death Benefits (notes 4 and 6)	3,974	(1,160,650)	(18,828)	(141,276)	(16,533)	(4,615)	(20,483)	(4,459)
Net policy repayments (loans) (note 5)	(3,549)	34	782	(969)	165	165	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,991)	(23,272)	(53,592)	(49,982)	(15,238)	(12,855)	(5,851)	(6,718)
Adjustments to maintain reserves	140	263	301	(288)	80	(90)	(106)	40

Net equity transactions	84,623	(601,658)	(45,021)	(164,235)	117,859	22,037	(20,367)	(8,090)

Net change in Contract Owners’ Equity	92,583	(576,609)	12,228	(35,492)	140,850	27,414	(19,548)	(7,056)
Contract Owners’ Equity beginning of period	295,973	872,582	767,094	802,586	86,723	59,309	42,171	49,227

Contract Owners’ Equity end of period	$388,556	295,973	779,322	767,094	227,573	86,723	22,623	42,171

CHANGES IN UNITS:
Beginning units	373	1,167	2,743	3,458	519	384	338	402
Units purchased	163	749	211	140	847	247	54	25
Units redeemed	(58)	(1,543)	(369)	(855)	(181)	(112)	(215)	(89)

Ending units	478	373	2,585	2,743	1,185	519	177	338

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$139	1,185	(1,896)	(2,023)	274	147	9,912	10,792
Realized gain (loss) on investments	(899)	12,031	34,766	65,299	1,204	662	6,236	(4,703)
Change in unrealized gain (loss) on investments	30,327	(31,105)	36,573	(119,487)	2,456	(2,140)	392	19,267
Reinvested capital gains	18,489	13,930	30,944	80,433	4,171	4,652	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	48,056	(3,959)	100,387	24,222	8,105	3,321	16,540	25,356

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	102,099	42,267	5,815	5,974	2,460	6,429	250,108	28,284
Transfers between subaccounts (including fixed account), net	5	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(28,798)	(40,020)	(35,099)	(85,058)	(476)	68	(264,509)	(18,611)
Net policy repayments (loans) (note 5)	(104)	-	-	-	-	-	62	(1,208)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,176)	(13,800)	(38,732)	(35,142)	(3,388)	(2,141)	(12,824)	(12,660)
Adjustments to maintain reserves	(5)	55	(12)	77	37	(74)	237	(208)

Net equity transactions	60,021	(11,498)	(68,028)	(114,149)	(1,367)	4,282	(26,926)	(4,403)

Net change in Contract Owners’ Equity	108,077	(15,457)	32,359	(89,927)	6,738	7,603	(10,386)	20,953
Contract Owners’ Equity beginning of period	143,454	158,911	403,501	493,428	39,230	31,627	225,629	204,676

Contract Owners’ Equity end of period	$251,531	143,454	435,860	403,501	45,968	39,230	215,243	225,629

CHANGES IN UNITS:
Beginning units	837	922	2,264	2,997	252	224	963	979
Units purchased	515	251	41	119	14	43	981	103
Units redeemed	(223)	(336)	(377)	(852)	(22)	(15)	(1,082)	(119)

Ending units	1,129	837	1,928	2,264	244	252	862	963

	GEM		GIG		NVIE6		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,700	274	6,435	889	247	399	(278)	73
Realized gain (loss) on investments	3,795	(10,710)	43,386	(252)	938	14	(1,279)	(4,934)
Change in unrealized gain (loss) on investments	115,880	31,147	29,824	(466)	6,875	(521)	29,970	13,657
Reinvested capital gains	-	-	-	-	-	-	3,218	5,898

Net increase (decrease) in Contract Owners’ Equity resulting from operations	122,375	20,711	79,645	171	8,060	(108)	31,631	14,694

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	170,521	35,851	666,171	3,778	-	-	12,088	11,569
Transfers between subaccounts (including fixed account), net	-	(3)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(65,652)	(25,586)	(416,405)	3,673	(2,619)	(149)	(2,597)	(9,979)
Net policy repayments (loans) (note 5)	983	(2,017)	-	-	82	82	13,366	913
Redemptions to pay cost of insurance charges and administration charges (note 2)	(46,806)	(42,657)	(604)	(1,402)	(3,191)	(2,864)	(15,089)	(15,369)
Adjustments to maintain reserves	(570)	213	(26)	31	9	60	(106)	108

Net equity transactions	58,476	(34,199)	249,136	6,080	(5,719)	(2,871)	7,662	(12,758)

Net change in Contract Owners’ Equity	180,851	(13,488)	328,781	6,251	2,341	(2,979)	39,293	1,936
Contract Owners’ Equity beginning of period	289,500	302,988	66,857	60,606	33,021	36,000	128,599	126,663

Contract Owners’ Equity end of period	$470,351	289,500	395,638	66,857	35,362	33,021	167,892	128,599

CHANGES IN UNITS:
Beginning units	890	993	714	648	371	404	841	934
Units purchased	411	109	6,284	83	2	2	239	95
Units redeemed	(276)	(212)	(3,658)	(17)	(58)	(35)	(194)	(188)

Ending units	1,025	890	3,340	714	315	371	886	841

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(743)	(95)	(83)	978	787	1,559	2,494	6,965
Realized gain (loss) on investments	17,294	3,636	(264)	113	149	97	10,000	1,907
Change in unrealized gain (loss) on investments	3,529	(7,346)	6,725	(1,450)	4,023	(1,171)	11,540	(13,741)
Reinvested capital gains	22,974	27,850	4,585	4,702	3,899	3,731	18,719	26,986

Net increase (decrease) in Contract Owners’ Equity resulting from operations	43,054	24,045	10,963	4,343	8,858	4,216	42,753	22,117

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	1,779	16,658	1,751	6,847	166	-	2,651	17,457
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	(1)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(81,124)	(14,883)	(53,726)	-	1,156	371	(83,986)	(70,493)
Net policy repayments (loans) (note 5)	-	3,609	-	-	624	899	-	3,663
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,477)	(9,275)	(1,381)	(652)	(3,323)	(3,564)	(9,402)	(13,686)
Adjustments to maintain reserves	39	16	55	(50)	(25)	(79)	82	(82)

Net equity transactions	(86,783)	(3,875)	(53,301)	6,145	(1,402)	(2,374)	(90,655)	(63,141)

Net change in Contract Owners’ Equity	(43,729)	20,170	(42,338)	10,488	7,456	1,842	(47,902)	(41,024)
Contract Owners’ Equity beginning of period	288,519	268,349	60,110	49,622	80,408	78,566	333,336	374,360

Contract Owners’ Equity end of period	$244,790	288,519	17,772	60,110	87,864	80,408	285,434	333,336

CHANGES IN UNITS:
Beginning units	1,699	1,727	427	379	585	603	2,364	2,828
Units purchased	15	127	12	54	15	11	42	200
Units redeemed	(487)	(155)	(333)	(6)	(25)	(29)	(648)	(664)

Ending units	1,227	1,699	106	427	575	585	1,758	2,364

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,260	1,561	1,579	3,343	332	585	139	4,431
Realized gain (loss) on investments	(69)	(70)	(1,054)	1,358	(72)	(72)	(6,405)	690
Change in unrealized gain (loss) on investments	1,693	(427)	9,098	(6,186)	2,499	(933)	16,490	(2,636)
Reinvested capital gains	1,814	2,262	10,983	10,753	2,813	2,347	4,590	8,959

Net increase (decrease) in Contract Owners’ Equity resulting from operations	4,698	3,326	20,606	9,268	5,572	1,927	14,814	11,444

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	125	105	12,396	17,181	5,720	5,720	-	4,922
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	-	-	(37,754)	-	-	-	(171,858)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,379)	(1,350)	(10,719)	(10,319)	(2,132)	(1,880)	(4,679)	(5,818)
Adjustments to maintain reserves	(67)	(16)	21	33	(80)	18	(35)	(51)

Net equity transactions	(1,321)	(1,261)	(36,056)	6,895	3,508	3,858	(176,572)	(947)

Net change in Contract Owners’ Equity	3,377	2,065	(15,450)	16,163	9,080	5,785	(161,758)	10,497
Contract Owners’ Equity beginning of period	85,012	82,947	166,410	150,247	30,626	24,841	227,721	217,224

Contract Owners’ Equity end of period	$88,389	85,012	150,960	166,410	39,706	30,626	65,963	227,721

CHANGES IN UNITS:
Beginning units	664	674	1,193	1,142	218	189	1,686	1,692
Units purchased	2	3	85	130	37	43	3	43
Units redeemed	(12)	(13)	(322)	(79)	(14)	(14)	(1,242)	(49)

Ending units	654	664	956	1,193	241	218	447	1,686

	NVCBD1		NVLCP1		TRF4		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,799	1,767	2,294	7,577	4,159	8,572	400	300
Realized gain (loss) on investments	83	100	(1,829)	9	100,441	114,797	4	(6,240)
Change in unrealized gain (loss) on investments	838	1,362	6,802	437	121,960	(7,539)	(58)	6,426
Reinvested capital gains	-	131	-	1,299	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	2,720	3,360	7,267	9,322	226,560	115,830	346	486

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	6,873	3,466	118	157	89,880	99,913	2,597	2,937
Transfers between subaccounts (including fixed account), net	-	-	-	-	(3)	10	-	-
Surrenders and Death Benefits (notes 4 and 6)	-	(182)	(173,192)	(1,028)	(70,205)	(83,143)	1,346	(86,885)
Net policy repayments (loans) (note 5)	121	110	419	(2,464)	2,549	(6,388)	168	(1,468)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,569)	(4,649)	(4,928)	(6,219)	(126,378)	(142,819)	(1,100)	(1,547)
Adjustments to maintain reserves	78	(113)	53	(11)	30	(423)	7	(30)

Net equity transactions	2,503	(1,368)	(177,530)	(9,565)	(104,127)	(132,850)	3,018	(86,993)

Net change in Contract Owners’ Equity	5,223	1,992	(170,263)	(243)	122,433	(17,020)	3,364	(86,507)
Contract Owners’ Equity beginning of period	75,105	73,113	320,156	320,399	1,195,431	1,212,451	25,465	111,972

Contract Owners’ Equity end of period	$80,328	75,105	149,893	320,156	1,317,864	1,195,431	28,829	25,465

CHANGES IN UNITS:
Beginning units	559	569	2,230	2,297	1,727	1,932	179	787
Units purchased	53	28	9	11	142	177	29	24
Units redeemed	(35)	(38)	(1,227)	(78)	(274)	(382)	(8)	(632)

Ending units	577	559	1,012	2,230	1,595	1,727	200	179

	GBF4		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,498	10,488	2,831	2,111	1,147	3,411	19,448	20,823
Realized gain (loss) on investments	(19,055)	(12,613)	41,208	134,240	(8,058)	(516)	36,312	28,707
Change in unrealized gain (loss) on investments	16,210	4,505	(11,716)	(143,402)	13,452	1,090	46,086	(37,669)
Reinvested capital gains	-	-	25,235	54,132	2,901	5,667	113,735	97,900

Net increase (decrease) in Contract Owners’ Equity resulting from operations	9,653	2,380	57,558	47,081	9,442	9,652	215,581	109,761

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	262,641	142,355	28,669	29,335	17,427	17,683	147,740	202,493
Transfers between subaccounts (including fixed account), net	-	(75)	-	(5)	-	1	-	-
Surrenders and Death Benefits (notes 4 and 6)	(156,253)	(67,530)	(97,802)	(320,915)	(140,892)	(15,623)	(47,564)	(72,640)
Net policy repayments (loans) (note 5)	4,791	4,090	(6,107)	2,130	(6,492)	432	14,832	21,437
Redemptions to pay cost of insurance charges and administration charges (note 2)	(100,429)	(129,609)	(25,635)	(53,706)	(18,413)	(20,266)	(187,189)	(183,690)
Adjustments to maintain reserves	(186)	260	135	33	(64)	123	(157)	179

Net equity transactions	10,564	(50,509)	(100,740)	(343,128)	(148,434)	(17,650)	(72,338)	(32,221)

Net change in Contract Owners’ Equity	20,217	(48,129)	(43,182)	(296,047)	(138,992)	(7,998)	143,243	77,540
Contract Owners’ Equity beginning of period	816,939	865,068	414,336	710,383	278,665	286,663	1,803,266	1,725,726

Contract Owners’ Equity end of period	$837,156	816,939	371,154	414,336	139,673	278,665	1,946,509	1,803,266

CHANGES IN UNITS:
Beginning units	2,118	2,265	1,596	2,975	1,780	1,895	7,089	7,246
Units purchased	788	419	114	135	141	133	761	896
Units redeemed	(737)	(566)	(494)	(1,514)	(1,072)	(248)	(963)	(1,053)

Ending units	2,169	2,118	1,216	1,596	849	1,780	6,887	7,089

	GVDMA		GVDMC		MCIF		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15,900	17,665	162	3,357	2,789	4,754	5,323	6,510
Realized gain (loss) on investments	67,306	85,881	8,523	3,666	10,168	3,564	(12,830)	(84,887)
Change in unrealized gain (loss) on investments	65,757	(99,644)	(1,690)	(3,775)	77,066	123,918	267,419	23,290
Reinvested capital gains	113,383	126,827	10,242	10,182	77,860	97,937	-	21,642

Net increase (decrease) in Contract Owners’ Equity resulting from operations	262,346	130,729	17,237	13,430	167,883	230,173	259,912	(33,445)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	89,119	91,166	8,590	10,110	182,110	80,752	29,822	37,314
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	1	-	(2)
Surrenders and Death Benefits (notes 4 and 6)	(131,061)	(187,877)	(197,526)	(2,963)	(464,856)	(297,468)	(313,318)	(220,207)
Net policy repayments (loans) (note 5)	1,094	18,919	(900)	-	(6,493)	(15,460)	(924)	(4,795)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(112,741)	(118,569)	(21,421)	(26,075)	(42,291)	(46,578)	(29,290)	(39,243)
Adjustments to maintain reserves	(11)	184	165	(103)	(152)	265	78	(90)

Net equity transactions	(153,600)	(196,177)	(211,092)	(19,031)	(331,682)	(278,488)	(313,632)	(227,023)

Net change in Contract Owners’ Equity	108,746	(65,448)	(193,855)	(5,601)	(163,799)	(48,315)	(53,720)	(260,468)
Contract Owners’ Equity beginning of period	1,756,989	1,822,437	279,060	284,661	1,311,433	1,359,748	1,082,799	1,343,267

Contract Owners’ Equity end of period	$1,865,735	1,756,989	85,205	279,060	1,147,634	1,311,433	1,029,079	1,082,799

CHANGES IN UNITS:
Beginning units	6,938	7,739	1,369	1,463	3,103	3,554	11,580	13,956
Units purchased	380	478	56	61	262	1,243	338	2,873
Units redeemed	(977)	(1,279)	(1,047)	(155)	(1,181)	(1,694)	(3,102)	(5,249)

Ending units	6,341	6,938	378	1,369	2,184	3,103	8,816	11,580

	GVDIVI		GVDIV4		NVMLG1		NVMLV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,479	8,290	14,421	13,506	(3,789)	1,057	921	1,453
Realized gain (loss) on investments	(3,175)	(12,588)	37,249	(9,398)	47,987	38,280	8,731	2,218
Change in unrealized gain (loss) on investments	73,279	19,033	69,983	12,993	168,334	(163,028)	185	(473)
Reinvested capital gains	-	-	-	-	42,155	129,495	6,641	14,016

Net increase (decrease) in Contract Owners’ Equity resulting from operations	77,583	14,735	121,653	17,101	254,687	5,804	16,478	17,214

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	25,290	30,862	197,882	41,478	74,831	63,994	7,209	5,290
Transfers between subaccounts (including fixed account), net	1	(2)	(1)	46	(1)	(2)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(63,441)	(22,466)	(239,513)	(196,651)	(115,356)	(116,642)	(35,096)	(21,022)
Net policy repayments (loans) (note 5)	(3,798)	(1,086)	(14,397)	7,830	(2,503)	9,357	669	625
Redemptions to pay cost of insurance charges and administration charges (note 2)	(25,378)	(28,752)	(62,388)	(73,526)	(62,232)	(63,376)	(15,677)	(15,250)
Adjustments to maintain reserves	(8)	(79)	280	(115)	(238)	(131)	(37)	92

Net equity transactions	(67,334)	(21,523)	(118,137)	(220,938)	(105,499)	(106,800)	(42,932)	(30,265)

Net change in Contract Owners’ Equity	10,249	(6,788)	3,516	(203,837)	149,188	(100,996)	(26,454)	(13,051)
Contract Owners’ Equity beginning of period	374,129	380,917	557,978	761,815	898,911	999,907	140,210	153,261

Contract Owners’ Equity end of period	$384,378	374,129	561,494	557,978	1,048,099	898,911	113,756	140,210

CHANGES IN UNITS:
Beginning units	4,198	4,464	1,253	1,740	5,261	5,687	782	917
Units purchased	304	510	358	132	439	519	46	40
Units redeemed	(967)	(776)	(581)	(619)	(947)	(945)	(242)	(175)

Ending units	3,535	4,198	1,030	1,253	4,753	5,261	586	782

	NVMMG1		NVMMV2		SCGF		SCVF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(24,251)	(22,750)	1,828	2,884	(1,728)	(1,680)	(3,283)	(1,421)
Realized gain (loss) on investments	174,157	158,155	5,468	(2,024)	(2,443)	198	54,311	196,913
Change in unrealized gain (loss) on investments	498,398	(330,544)	27,444	28,724	53,032	(32,735)	(2,521)	6,711
Reinvested capital gains	168,742	366,619	24,845	40,260	1,752	51,127	72,545	140,378

Net increase (decrease) in Contract Owners’ Equity resulting from operations	817,046	171,480	59,585	69,844	50,613	16,910	121,052	342,581

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	192,142	206,479	18,527	19,558	7,967	7,132	68,520	161,995
Transfers between subaccounts (including fixed account), net	2	(23)	-	-	-	-	2	27
Surrenders and Death Benefits (notes 4 and 6)	(424,549)	(356,787)	(25,971)	(19,059)	(46,503)	(5,216)	(81,484)	(382,826)
Net policy repayments (loans) (note 5)	(8,701)	(14,874)	8,883	(7,824)	744	834	(556)	(4,284)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(228,108)	(275,845)	(28,772)	(57,565)	(16,096)	(14,544)	(99,316)	(113,629)
Adjustments to maintain reserves	306	(84)	(187)	138	131	35	81	51

Net equity transactions	(468,908)	(441,134)	(27,520)	(64,752)	(53,757)	(11,759)	(112,753)	(338,666)

Net change in Contract Owners’ Equity	348,138	(269,654)	32,065	5,092	(3,144)	5,151	8,299	3,915
Contract Owners’ Equity beginning of period	3,229,224	3,498,878	475,365	470,273	242,518	237,367	1,585,859	1,581,944

Contract Owners’ Equity end of period	$3,577,362	3,229,224	507,430	475,365	239,374	242,518	1,594,158	1,585,859

CHANGES IN UNITS:
Beginning units	14,164	16,301	2,334	2,695	934	977	4,169	5,144
Units purchased	816	1,129	172	175	33	46	276	564
Units redeemed	(2,498)	(3,266)	(301)	(536)	(232)	(89)	(576)	(1,539)

Ending units	12,482	14,164	2,205	2,334	735	934	3,869	4,169

	SCF4		MSBF		GVEX4		NVSTB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(14,574)	(7,037)	20,718	17,177	182,300	192,271	952	967
Realized gain (loss) on investments	83,382	68,819	7,885	2,358	1,109,912	918,957	(64)	(1,343)
Change in unrealized gain (loss) on investments	35,137	26,073	5,022	20,143	1,758,408	365,753	94	2,764
Reinvested capital gains	135,898	271,185	-	-	452,972	318,945	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	239,843	359,040	33,625	39,678	3,503,592	1,795,926	982	2,388

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	79,211	106,054	27,473	249,528	1,345,969	1,093,448	3,082	5,235
Transfers between subaccounts (including fixed account), net	1	(11)	-	-	(13)	(109)	-	-
Surrenders and Death Benefits (notes 4 and 6)	2,010	(181,776)	(253,404)	(44,642)	(2,087,990)	(1,676,361)	(4,358)	(42,995)
Net policy repayments (loans) (note 5)	(23,305)	3,410	(4,143)	(6,231)	22,350	(33,428)	(3,721)	(110)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(128,145)	(137,600)	(36,776)	(38,646)	(1,319,884)	(1,452,800)	(4,815)	(7,789)
Adjustments to maintain reserves	(219)	276	3,131	185	1,404	(300)	24	8

Net equity transactions	(70,447)	(209,647)	(263,719)	160,194	(2,038,164)	(2,069,550)	(9,788)	(45,651)

Net change in Contract Owners’ Equity	169,396	149,393	(230,094)	199,872	1,465,428	(273,624)	(8,806)	(43,263)
Contract Owners’ Equity beginning of period	1,943,364	1,793,971	648,053	448,181	17,770,081	18,043,705	117,525	160,788

Contract Owners’ Equity end of period	$2,112,760	1,943,364	417,959	648,053	19,235,509	17,770,081	108,719	117,525

CHANGES IN UNITS:
Beginning units	6,047	6,719	2,783	2,455	22,022	24,607	1,067	1,485
Units purchased	380	449	227	882	1,830	1,639	34	51
Units redeemed	(585)	(1,121)	(1,037)	(554)	(3,806)	(4,224)	(122)	(469)

Ending units	5,842	6,047	1,973	2,783	20,046	22,022	979	1,067

	NVOLG1		NVTIV3		EIF4		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(33,102)	5,687	1,522	1,439	37,514	26,377	28,104	33,234
Realized gain (loss) on investments	319,795	348,504	(6)	(628)	160,741	145,393	(308,954)	(264,326)
Change in unrealized gain (loss) on investments	2,799,797	(3,164,514)	21,110	(1,142)	45,619	33,876	377,673	205,322
Reinvested capital gains	350,572	3,185,808	-	1,419	-	-	38,012	187,490

Net increase (decrease) in Contract Owners’ Equity resulting from operations	3,437,062	375,485	22,626	1,088	243,874	205,646	134,835	161,720

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	576,667	2,295,162	1,130	16,673	71,648	104,402	54,032	188,628
Transfers between subaccounts (including fixed account), net	3	41	-	-	-	(7)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(1,400,598)	(1,392,069)	(1,644)	3,762	(103,018)	(168,280)	(514,278)	(296,650)
Net policy repayments (loans) (note 5)	(32,378)	(20,657)	-	-	65,862	2,038	701	(15,586)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(934,064)	(990,671)	(2,497)	(2,440)	(112,536)	(176,988)	(83,204)	(97,400)
Adjustments to maintain reserves	10,962	(302)	31	(185)	68	(145)	19	(34)

Net equity transactions	(1,779,408)	(108,496)	(2,980)	17,810	(77,976)	(238,980)	(542,730)	(221,042)

Net change in Contract Owners’ Equity	1,657,654	266,989	19,646	18,898	165,898	(33,334)	(407,895)	(59,322)
Contract Owners’ Equity beginning of period	13,890,683	13,623,694	104,043	85,145	1,420,330	1,453,664	2,600,369	2,659,691

Contract Owners’ Equity end of period	$15,548,337	13,890,683	123,689	104,043	1,586,228	1,420,330	2,192,474	2,600,369

CHANGES IN UNITS:
Beginning units	43,471	43,268	702	571	5,155	6,132	17,341	18,898
Units purchased	2,223	8,293	9	154	861	449	1,036	2,965
Units redeemed	(7,616)	(8,090)	(26)	(23)	(974)	(1,426)	(4,545)	(4,522)

Ending units	38,078	43,471	685	702	5,042	5,155	13,832	17,341

	SAM4		AMTB		AMCG		AMMCGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(9,697)	(23,722)	5,870	4,876	(95)	(97)	(591)	(538)
Realized gain (loss) on investments	-	-	(19,153)	(17,708)	90	(1,129)	149	(447)
Change in unrealized gain (loss) on investments	-	-	16,174	19,816	3,013	943	15,617	(166)
Reinvested capital gains	-	64	-	-	295	678	1,716	3,747

Net increase (decrease) in Contract Owners’ Equity resulting from operations	(9,697)	(23,658)	2,891	6,984	3,303	395	16,891	2,596

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	3,767,553	2,977,498	34,435	74,412	3,568	2,070	1,936	2,386
Transfers between subaccounts (including fixed account), net	-	-	-	(11)	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(1,682,590)	(1,850,033)	(543,844)	(222,675)	-	(1,648)	-	(5,649)
Net policy repayments (loans) (note 5)	36,937	18,748	1,806	8,592	-	(958)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(538,552)	(653,132)	(65,451)	(101,949)	(4,893)	(4,630)	(2,291)	(2,201)
Adjustments to maintain reserves	(1)	(79)	61	(168)	(152)	(23)	(8)	129

Net equity transactions	1,583,347	493,002	(572,993)	(241,799)	(1,477)	(5,189)	(363)	(5,335)

Net change in Contract Owners’ Equity	1,573,650	469,344	(570,102)	(234,815)	1,826	(4,794)	16,528	(2,739)
Contract Owners’ Equity beginning of period	3,779,268	3,309,924	1,041,843	1,276,658	14,466	19,260	71,476	74,215

Contract Owners’ Equity end of period	$5,352,918	3,779,268	471,741	1,041,843	16,292	14,466	88,004	71,476

CHANGES IN UNITS:
Beginning units	17,671	17,848	3,783	4,528	21	29	712	766
Units purchased	23,417	13,407	272	344	4	6	17	25
Units redeemed	(9,712)	(13,584)	(1,969)	(1,089)	(6)	(14)	(20)	(79)

Ending units	31,376	17,671	2,086	3,783	19	21	709	712

	AMTP		AMSRS		OVGS		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(862)	1,154	(612)	(225)	4,882	7,600	1,905	1,379
Realized gain (loss) on investments	99,891	90,800	25,193	26,949	44,711	(135,686)	32,487	20,912
Change in unrealized gain (loss) on investments	(14,383)	47,959	6,238	(12,546)	629,265	(51,872)	12,067	(27,241)
Reinvested capital gains	23,788	77,178	7,983	9,493	-	143,964	5,807	40,093

Net increase (decrease) in Contract Owners’ Equity resulting from operations	108,434	217,091	38,802	23,671	678,858	(35,994)	52,266	35,143

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	35,854	69,506	10,004	11,242	80,190	82,488	11,563	19,139
Transfers between subaccounts (including fixed account), net	-	(1)	-	-	-	(1)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(118,884)	(101,573)	(58,601)	(72,951)	(574,850)	(476,839)	(53,196)	(21,962)
Net policy repayments (loans) (note 5)	18,109	1,984	374	439	(9,429)	(19,847)	(1,130)	(1,350)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(96,473)	(101,399)	(9,776)	(12,283)	(108,633)	(112,350)	(29,421)	(29,783)
Adjustments to maintain reserves	(127)	187	312	179	(281)	83	(46)	391

Net equity transactions	(161,521)	(131,296)	(57,687)	(73,374)	(613,003)	(526,466)	(72,230)	(33,565)

Net change in Contract Owners’ Equity	(53,087)	85,795	(18,885)	(49,703)	65,855	(562,460)	(19,964)	1,578
Contract Owners’ Equity beginning of period	972,332	886,537	247,227	296,930	2,034,134	2,596,594	355,965	354,387

Contract Owners’ Equity end of period	$919,245	972,332	228,342	247,227	2,099,989	2,034,134	336,001	355,965

CHANGES IN UNITS:
Beginning units	2,198	2,536	799	1,064	7,339	9,336	1,132	1,273
Units purchased	129	190	35	47	285	1,312	50	74
Units redeemed	(482)	(528)	(204)	(312)	(2,052)	(3,309)	(213)	(215)

Ending units	1,845	2,198	630	799	5,572	7,339	969	1,132

	OVSC		OVSB		PMVFBA		PMVLDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$466	(625)	1,309	3,105	69	113	6,165	6,259
Realized gain (loss) on investments	7,795	8,621	297	(9,457)	(2,033)	(335)	(19,374)	(9,218)
Change in unrealized gain (loss) on investments	13,086	27,228	2,513	17,118	3,059	852	19,704	8,274
Reinvested capital gains	16,139	10,494	-	-	-	-	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	37,486	45,718	4,119	10,766	1,095	630	6,495	5,315

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	10,081	10,457	3,624	5,670	600	600	409,133	91,381
Transfers between subaccounts (including fixed account), net	-	1	-	-	(4)	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(26,019)	(36,459)	(43,638)	(236,713)	(13,380)	(567)	(377,931)	109,928
Net policy repayments (loans) (note 5)	127	8,262	2	29	-	-	(4,121)	(12,952)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,420)	(16,313)	(5,247)	(5,805)	(1,146)	(2,500)	(65,143)	(29,422)
Adjustments to maintain reserves	(389)	328	161	(146)	34	37	(11)	(15)

Net equity transactions	(31,620)	(33,724)	(45,098)	(236,965)	(13,896)	(2,430)	(38,073)	158,920

Net change in Contract Owners’ Equity	5,866	11,994	(40,979)	(226,199)	(12,801)	(1,800)	(31,578)	164,235
Contract Owners’ Equity beginning of period	297,791	285,797	86,637	312,836	22,037	23,837	1,082,378	918,143

Contract Owners’ Equity end of period	$303,657	297,791	45,658	86,637	9,236	22,037	1,050,800	1,082,378

CHANGES IN UNITS:
Beginning units	672	749	797	1,964	189	209	8,992	7,677
Units purchased	35	42	50	52	7	6	4,045	2,818
Units redeemed	(106)	(119)	(466)	(1,219)	(124)	(26)	(4,359)	(1,503)

Ending units	601	672	381	797	72	189	8,678	8,992

	PVEIB		PVGOB		PVTIGB		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(404)	-	(560)	(63)	4,872	305	(7,508)	(5,605)
Realized gain (loss) on investments	156	-	517	4	9,093	(3,435)	236	39,000
Change in unrealized gain (loss) on investments	9,743	-	22,439	556	47,541	7,146	200,719	(134,290)
Reinvested capital gains	-	-	1,176	-	-	-	39,376	6,641

Net increase (decrease) in Contract Owners’ Equity resulting from operations	9,495	-	23,572	497	61,506	4,016	232,823	(94,254)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	81,785	-	3,165	77,162	3,775	223,187	88,479	347,607
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	(3)
Surrenders and Death Benefits (notes 4 and 6)	92	-	(292)	43	(89,545)	(1,333)	(267,411)	(113,308)
Net policy repayments (loans) (note 5)	1,558	-	2,330	403	-	-	(3,818)	(10,837)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,036)	-	(3,551)	(411)	(4,271)	(4,385)	(69,864)	(43,225)
Adjustments to maintain reserves	797	-	156	(55)	116	(295)	(86)	(120)

Net equity transactions	82,196	-	1,808	77,142	(89,925)	217,174	(252,700)	180,114

Net change in Contract Owners’ Equity	91,691	-	25,380	77,639	(28,419)	221,190	(19,877)	85,860
Contract Owners’ Equity beginning of period	-	-	77,639	-	269,911	48,721	958,204	872,344

Contract Owners’ Equity end of period	$91,691	-	103,019	77,639	241,492	269,911	938,327	958,204

CHANGES IN UNITS:
Beginning units	-	-	625	-	775	197	3,302	2,664
Units purchased	840	-	52	629	9	597	288	1,729
Units redeemed	(29)	-	(35)	(4)	(216)	(19)	(1,031)	(1,091)

Ending units	811	-	642	625	568	775	2,559	3,302

	VWBF		VWEM		VWHA		VVEI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,752	(5,018)	(4,892)	(3,833)	(8,187)	(4,231)	7,030	6,908
Realized gain (loss) on investments	(41,972)	(64,738)	(35,036)	(126,104)	(49,418)	(103,700)	19,942	15,843
Change in unrealized gain (loss) on investments	104,043	112,740	835,668	106,546	21,209	550,500	32,076	4,508
Reinvested capital gains	-	-	-	9,064	-	-	14,331	27,135

Net increase (decrease) in Contract Owners’ Equity resulting from operations	72,823	42,984	795,740	(14,327)	(36,396)	442,569	73,379	54,394

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	261,141	49,680	88,708	216,080	52,888	94,090	26,712	29,101
Transfers between subaccounts (including fixed account), net	-	-	3	(1)	-	2	-	-
Surrenders and Death Benefits (notes 4 and 6)	(323,452)	(104,194)	(403,542)	(219,202)	(67,194)	(220,009)	(13,488)	(14,282)
Net policy repayments (loans) (note 5)	8,274	(3,908)	(22,740)	1,565	(172)	7,783	(217)	364
Redemptions to pay cost of insurance charges and administration charges (note 2)	(51,770)	(60,302)	(145,265)	(128,405)	(71,467)	(81,589)	(28,088)	(28,310)
Adjustments to maintain reserves	96	197	436	192	622	(258)	(66)	146

Net equity transactions	(105,711)	(118,527)	(482,400)	(129,771)	(85,323)	(199,981)	(15,147)	(12,981)

Net change in Contract Owners’ Equity	(32,888)	(75,543)	313,340	(144,098)	(121,719)	242,588	58,232	41,413
Contract Owners’ Equity beginning of period	663,917	739,460	1,753,017	1,897,115	1,316,280	1,073,692	437,419	396,006

Contract Owners’ Equity end of period	$631,029	663,917	2,066,357	1,753,017	1,194,561	1,316,280	495,651	437,419

CHANGES IN UNITS:
Beginning units	2,540	3,049	4,688	5,103	3,164	3,653	1,441	1,487
Units purchased	1,114	584	239	667	219	233	91	111
Units redeemed	(1,559)	(1,093)	(1,185)	(1,082)	(415)	(722)	(138)	(157)

Ending units	2,095	2,540	3,742	4,688	2,968	3,164	1,394	1,441

	VVHYB		VVMCI		VVHGB		WRASP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,664	9,084	2,155	3,183	1,396	1,405	1,912	(341)
Realized gain (loss) on investments	875	1,258	43,510	99,985	(359)	(582)	(3,220)	(28,655)
Change in unrealized gain (loss) on investments	3,410	10,135	54,389	(88,768)	1,033	854	36,900	21,030
Reinvested capital gains	-	-	36,478	51,055	309	285	-	-

Net increase (decrease) in Contract Owners’ Equity resulting from operations	12,949	20,477	136,532	65,455	2,379	1,962	35,592	(7,966)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	8,040	10,877	36,886	48,991	5,411	7,000	3,696	3,702
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	13,747	(46,259)	(56,825)	(162,228)	(2,339)	(71,258)	(1,319)	(38,751)
Net policy repayments (loans) (note 5)	303	426	(1,363)	708	972	(551)	175	(43)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,576)	(11,075)	(35,509)	(38,463)	(8,771)	(10,491)	(7,278)	(7,495)
Adjustments to maintain reserves	(32)	(20)	(111)	27	(43)	47	(28)	(58)

Net equity transactions	11,482	(46,051)	(56,922)	(150,965)	(4,770)	(75,253)	(4,754)	(42,645)

Net change in Contract Owners’ Equity	24,431	(25,574)	79,610	(85,510)	(2,391)	(73,291)	30,838	(50,611)
Contract Owners’ Equity beginning of period	217,008	242,582	790,723	876,233	100,645	173,936	207,398	258,009

Contract Owners’ Equity end of period	$241,439	217,008	870,333	790,723	98,254	100,645	238,236	207,398

CHANGES IN UNITS:
Beginning units	987	1,217	2,153	2,626	651	1,142	1,443	1,736
Units purchased	113	58	106	152	71	71	40	128
Units redeemed	(64)	(288)	(250)	(625)	(102)	(562)	(71)	(421)

Ending units	1,036	987	2,009	2,153	620	651	1,412	1,443

	SVDF		SVOF		WFVSCG		PVGIB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,063)	(932)	20	1,099	(856)	(773)	1,415	512
Realized gain (loss) on investments	12,577	4,063	1,288	4,752	2,980	509	806	1,341
Change in unrealized gain (loss) on investments	18,891	(10,826)	6,068	(5,255)	20,272	(2,653)	(7,754)	5,176
Reinvested capital gains	9,314	10,422	5,983	7,826	3,475	10,286	9,101	1,715

Net increase (decrease) in Contract Owners’ Equity resulting from operations	39,719	2,727	13,359	8,422	25,871	7,369	3,568	8,744

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	39,055	5,658	3,105	5,533	1,083	8,286	(4,087)	3,931
Transfers between subaccounts (including fixed account), net	-	-	-	15	-	-	(1)	(13)
Surrenders and Death Benefits (notes 4 and 6)	(79,418)	(55,535)	(2,061)	(21,521)	(39,752)	(61)	(79,391)	(2,921)
Net policy repayments (loans) (note 5)	-	-	-	-	185	2	2,643	8,209
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,472)	(21,223)	(2,373)	(3,081)	(2,714)	(3,187)	(1,153)	(2,729)
Adjustments to maintain reserves	(6)	(273)	121	(132)	(104)	(135)	5,505	24

Net equity transactions	(61,841)	(71,373)	(1,208)	(19,186)	(41,302)	4,905	(76,484)	6,501

Net change in Contract Owners’ Equity	(22,122)	(68,646)	12,151	(10,764)	(15,431)	12,274	(72,916)	15,245
Contract Owners’ Equity beginning of period	141,985	210,631	67,834	78,598	120,401	108,127	72,916	57,671

Contract Owners’ Equity end of period	$119,863	141,985	79,985	67,834	104,970	120,401	-	72,916

CHANGES IN UNITS:
Beginning units	462	733	137	177	480	461	309	279
Units purchased	116	19	6	12	6	53	17	58
Units redeemed	(274)	(290)	(8)	(52)	(151)	(34)	(326)	(28)

Ending units	304	462	135	137	335	480	-	309

	PVTVB		CAF4
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	382	-	(1,539)
Realized gain (loss) on investments	-	1,073	-	382,928
Change in unrealized gain (loss) on investments	-	(3,294)	-	(542,306)
Reinvested capital gains	-	2,777	-	144,732

Net increase (decrease) in Contract Owners’ Equity resulting from operations	-	938	-	(16,185)

Equity transactions:
Purchase payments received from policyholders (note 2 and 6)	-	2,938	-	46,510
Transfers between subaccounts (including fixed account), net	-	(10)	-	-
Surrenders and Death Benefits (notes 4 and 6)	-	(78,930)	-	(1,789,475)
Net policy repayments (loans) (note 5)	-	4,563	-	(17,977)
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	(2,846)	-	(52,220)
Adjustments to maintain reserves	-	(112)	-	(272)

Net equity transactions	-	(74,397)	-	(1,813,434)

Net change in Contract Owners’ Equity	-	(73,459)	-	(1,829,619)
Contract Owners’ Equity beginning of period	-	73,459	-	1,829,619

Contract Owners’ Equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	256	-	7,606
Units purchased	-	34	-	230
Units redeemed	-	(290)	-	(7,836)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge - assessed through a redemption of units	$60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a redemption of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a redemption of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets

Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $249,411 and $289,264.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(6) Related Party Transactions

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of policyholder loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the policyholder. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $13,203,458 and $10,945,120, respectively, and total transfers from the Separate Account to the fixed account were $15,046,199 and $11,519,900, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$139,874,072	$-	$-	$139,874,072

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$93,192	$603,986
VPS Growth and Income Portfolio - Class A (ALVGIA)	70,220	179,880
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	29,562	46,383
VP Income & Growth Fund - Class I (ACVIG)	26,641	44,167
VP Inflation Protection Fund - Class II (ACVIP2)	13,497	30,272
VP International Fund - Class I (ACVI)	6,112	33,771
VP Mid Cap Value Fund - Class I (ACVMV1)	41,212	159,144
VP Ultra(R) Fund - Class I (ACVU1)	3,909	3,735
Global Allocation V.I. Fund - Class II (MLVGA2)	25,363	304,106
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,232,276	1,145,529
Stock Index Fund, Inc. - Initial Shares (DSIF)	235,392	1,167,322
Appreciation Portfolio - Initial Shares (DCAP)	57,592	40,857
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	70,597	49,512
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	4,070	18,237
Quality Bond Fund II - Primary Shares (FQB)	16,935	28,267
Equity-Income Portfolio - Initial Class (FEIP)	487,121	1,254,820
High Income Portfolio - Initial Class (FHIP)	194,933	174,656
VIP Asset Manager Portfolio - Initial Class (FAMP)	327,377	146,567
VIP Energy Portfolio - Service Class 2 (FNRS2)	39,342	132,857
VIP Equity-Income Portfolio - Service Class (FEIS)	63,298	45,039
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,996	3,560
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,858	244
VIP Growth Portfolio - Initial Class (FGP)	1,481,446	2,697,130
VIP Growth Portfolio - Service Class (FGS)	76,545	85,587
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	681,693	607,526
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	10,024	5,837
VIP Mid Cap Portfolio - Service Class (FMCS)	173,271	274,710
VIP Overseas Portfolio - Initial Class (FOP)	204,021	966,646
VIP Overseas Portfolio - Service Class (FOS)	29,267	73,735
VIP Value Strategies Portfolio - Service Class (FVSS)	72,806	72,980
Rising Dividends Securities Fund - Class 1 (FTVRDI)	105,358	220,202
Small Cap Value Securities Fund - Class 1 (FTVSVI)	120,809	195,617
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	953,272	566,097
Templeton Foreign Securities Fund - Class 1 (TIF)	7,961	17,751
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	287,673	579,619
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	77	49
VI American Franchise Fund - Series I Shares (ACEG)	18,308	59,946
VI Value Opportunities Fund - Series I Shares (AVBVI)	630	424
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	18,291	122,449
Balanced Portfolio: Service Shares (JABS)	19,677	52,075
Forty Portfolio: Service Shares (JACAS)	42,263	79,948
Global Technology Portfolio: Service Shares (JAGTS)	851,339	558,692
Overseas Portfolio: Service Shares (JAIGS)	37,604	393,164
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	12,212	7,001
Value Series - Initial Class (MVFIC)	882,752	1,088,853
Core Plus Fixed Income Portfolio - Class I (MSVFI)	1,175,078	580,781
Emerging Markets Debt Portfolio - Class I (MSEM)	1,900	1,801
U.S. Real Estate Portfolio - Class I (MSVRE)	133,479	46,368
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	89,553	100,379
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	155,166	31,455
American Funds NVIT Bond Fund - Class II (GVABD2)	6,509	26,641
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	119,494	40,859

American Funds NVIT Growth Fund - Class II (GVAGR2)	36,413	75,360
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	6,918	3,890
Federated NVIT High Income Bond Fund - Class I (HIBF)	300,711	317,962
NVIT Emerging Markets Fund - Class I (GEM)	160,435	98,712
NVIT International Equity Fund - Class I (GIG)	676,683	421,099
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	547	6,041
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	38,130	27,422
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	24,801	89,382
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	6,693	55,554
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	7,034	3,739
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	26,955	96,464
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	3,755	1,949
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	26,631	50,160
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	9,105	2,383
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	6,008	177,830
NVIT Core Bond Fund - Class I (NVCBD1)	8,582	4,381
NVIT Core Plus Bond Fund - Class I (NVLCP1)	4,453	179,762
NVIT Nationwide Fund - Class IV (TRF4)	65,177	165,122
NVIT Government Bond Fund - Class I (GBF)	4,188	790
NVIT Government Bond Fund - Class IV (GBF4)	271,503	248,237
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	53,410	126,196
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	24,999	169,321
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	280,510	219,430
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	199,863	224,098
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	20,794	221,649
NVIT Mid Cap Index Fund - Class I (MCIF)	269,266	520,145
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	34,000	342,347
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	26,642	86,488
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	201,531	305,503
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	104,306	171,163
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	12,887	48,250
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	276,366	600,914
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	54,350	54,988
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,625	61,489
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	141,596	185,105
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	214,087	162,910
NVIT Multi-Sector Bond Fund - Class I (MSBF)	57,013	300,133
NVIT S&P 500 Index Fund - Class IV (GVEX4)	1,466,959	2,870,355
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,073	12,948
NVIT Large Cap Growth Fund - Class I (NVOLG1)	677,629	2,139,217
Templeton NVIT International Value Fund - Class III (NVTIV3)	3,419	4,928
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	220,252	260,721
NVIT Real Estate Fund - Class I (NVRE1)	206,933	683,428
NVIT Money Market Fund - Class IV (SAM4)	3,232,098	1,658,489
Short Duration Bond Portfolio - I Class Shares (AMTB)	58,945	626,106
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	3,268	4,408
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	3,473	2,719
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	69,031	207,464
Socially Responsive Portfolio - I Class Shares (AMSRS)	17,418	68,044
Global Securities Fund/VA - Non-Service Shares (OVGS)	70,247	678,036
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	18,891	83,354
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	31,280	45,906
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	7,355	51,336
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	947	14,820
Low Duration Portfolio - Administrative Class (PMVLDA)	478,168	510,082
VT Equity Income Fund: Class IB (PVEIB)	90,091	8,339
VT Growth Opportunities Fund: Class IB (PVGOB)	6,015	3,657
VT International Equity Fund: Class IB (PVTIGB)	10,350	95,528
Health Sciences Portfolio - II (TRHS2)	118,875	339,641
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	259,096	354,151
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	78,337	565,958
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	71,200	165,290
Variable Insurance Fund - Equity Income Portfolio (VVEI)	41,525	35,218
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	32,744	12,557
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	75,023	93,147

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	10,934	13,976
Variable Insurance Portfolios - Asset Strategy (WRASP)	8,107	10,942
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	46,532	100,141
Advantage VT Opportunity Fund - Class 2 (SVOF)	9,681	5,025
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	4,130	42,735
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	14,326	80,308

	$21,922,292	$32,842,575

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of policy expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest policy expense rate for policies with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified policy expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2017	0.65%	to	0.75%	8,482	$584.17	to	$285.83	$3,507,975	0.00%	27.90%	to	27.77%
2016	0.65%	to	0.75%	9,539	456.74	to	223.70	3,153,901	0.00%	5.55%	to	5.45%
2015	0.65%	to	0.75%	10,864	432.72	to	212.14	3,366,564	0.00%	-3.94%	to	-4.04%
2014	0.65%	to	0.75%	13,076	450.49	to	221.08	4,231,923	0.00%	-0.21%	to	-0.31%
2013	0.65%	to	0.75%	14,352	451.45	to	221.77	4,653,283	0.00%	33.39%	to	33.26%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.65%	to	0.75%	775	657.94	to	324.18	360,379	1.51%	18.16%	to	18.04%
2016	0.65%	to	0.75%	1,019	556.83	to	274.64	437,886	1.01%	10.58%	to	10.47%
2015	0.65%	to	0.75%	1,004	503.55	to	248.61	383,454	1.46%	1.04%	to	0.94%
2014	0.65%	to	0.75%	982	498.36	to	246.29	378,722	1.39%	8.83%	to	8.72%
2013	0.65%	to	0.75%	986	457.91	to	226.53	349,692	1.33%	34.09%	to	33.96%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.65%	to	0.75%	484	954.05	to	470.08	310,763	0.46%	12.42%	to	12.30%
2016	0.65%	to	0.75%	520	848.68	to	418.58	306,261	0.62%	24.28%	to	24.16%
2015	0.65%	to	0.75%	574	682.87	to	337.14	271,307	0.77%	-6.10%	to	-6.19%
2014	0.65%	to	0.75%	682	727.22	to	359.39	356,564	0.68%	8.49%	to	8.38%
2013	0.65%	to	0.75%	789	670.30	to	331.60	402,870	0.66%	37.16%	to	37.03%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.65%	to	0.75%	534	646.30	to	311.52	203,179	2.39%	19.71%	to	19.59%
2016	0.65%	to	0.75%	576	539.90	to	260.50	192,255	2.24%	12.75%	to	12.64%
2015	0.65%	to	0.75%	797	478.85	to	231.27	223,671	2.04%	-6.23%	to	-6.33%
2014	0.65%	to	0.75%	1,214	510.67	to	246.89	351,951	2.20%	11.77%	to	11.66%
2013	0.65%	to	0.75%	823	456.88	to	221.10	212,396	2.32%	34.94%	to	34.81%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.65%	to	0.75%	1,099	306.29	to	150.91	182,939	2.57%	3.00%	to	2.90%
2016	0.65%	to	0.75%	1,229	297.36	to	146.66	197,571	1.81%	3.71%	to	3.61%
2015	0.65%	to	0.75%	1,374	286.72	to	141.55	212,340	1.96%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,422	295.89	to	146.22	227,678	1.29%	2.63%	to	2.53%
2013	0.65%	to	0.75%	1,521	288.30	to	142.62	236,731	1.68%	-9.07%	to	-9.16%
VP International Fund - Class I (ACVI)
2017			0.65%	243			453.66	110,240	0.94%			30.36%
2016			0.65%	308			348.01	107,187	1.50%			-6.11%
2015			0.65%	774			370.65	286,886	0.34%			0.11%
2014			0.65%	637			370.26	235,858	1.68%			-6.12%
2013			0.65%	840			394.40	331,293	1.88%			21.62%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017			0.75%	1,654			335.79	555,393	1.51%			10.86%
2016			0.75%	2,089			302.89	632,734	1.73%			21.94%
2015			0.75%	2,276			248.39	565,342	1.64%			-2.17%
2014			0.75%	2,726			253.90	692,132	1.17%			15.55%
2013			0.75%	3,337			219.73	733,226	1.08%			29.14%
VP Ultra(R) Fund - Class I (ACVU1)
2017			0.65%	13			564.24	7,335	0.35%			31.37%
2016			0.65%	13			429.50	5,583	0.33%			3.77%
2015			0.65%	14			413.89	5,794	0.50%			5.58%
2014			0.65%	14			392.01	5,488	0.43%			9.28%
2013	0.65%	to	0.75%	436	358.71	to	177.27	153,493	0.53%	36.19%	to	36.05%
Global Allocation V.I. Fund - Class II (MLVGA2)
2017			0.75%	2,654			182.31	483,846	0.95%			12.90%
2016			0.75%	4,252			161.48	686,631	1.05%			3.18%
2015			0.75%	5,365			156.50	839,639	0.97%			-1.61%
2014			0.75%	5,546			159.06	882,165	2.20%			1.20%
2013			0.75%	5,052			157.17	794,023	1.96%			13.70%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.65%	to	0.75%	6,833	$943.45	to	$460.98	$3,314,369	0.65%	11.68%	to	11.57%
2016	0.65%	to	0.75%	7,005	844.80	to	413.19	3,033,792	0.92%	24.91%	to	24.79%
2015	0.65%	to	0.75%	8,535	676.30	to	331.11	2,998,612	0.73%	-2.96%	to	-3.06%
2014	0.65%	to	0.75%	9,246	696.95	to	341.56	3,369,117	0.59%	4.44%	to	4.34%
2013	0.65%	to	0.75%	10,570	667.32	to	327.36	3,880,385	1.02%	39.80%	to	39.66%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.65%	to	0.75%	7,920	693.62	to	341.76	3,071,263	1.67%	20.75%	to	20.63%
2016	0.65%	to	0.75%	10,927	574.41	to	283.30	3,477,308	2.00%	10.98%	to	10.87%
2015	0.65%	to	0.75%	10,977	517.55	to	255.52	3,274,390	1.79%	0.45%	to	0.35%
2014	0.65%	to	0.75%	12,615	515.22	to	254.62	3,914,908	1.77%	12.69%	to	12.58%
2013	0.65%	to	0.75%	13,732	457.21	to	226.18	4,071,336	2.10%	31.17%	to	31.04%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.65%	to	0.75%	1,100	538.21	to	264.93	318,208	1.35%	26.51%	to	26.38%
2016	0.65%	to	0.75%	1,153	425.43	to	209.62	271,906	1.63%	7.21%	to	7.10%
2015	0.65%	to	0.75%	1,249	396.84	to	195.72	275,230	1.70%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,452	409.53	to	202.19	330,278	1.74%	7.39%	to	7.28%
2013	0.65%	to	0.75%	2,046	381.35	to	188.46	523,702	1.95%	20.32%	to	20.20%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.65%	to	0.75%	340	588.24	to	289.84	121,521	0.00%	23.87%	to	23.75%
2016	0.65%	to	0.75%	295	474.86	to	234.21	88,097	0.00%	16.31%	to	16.20%
2015	0.65%	to	0.75%	310	408.26	to	201.56	79,020	0.00%	-2.91%	to	-3.01%
2014	0.65%	to	0.75%	116	420.50	to	207.81	41,125	0.00%	0.94%	to	0.84%
2013	0.65%	to	0.75%	190	416.60	to	206.09	56,628	0.00%	47.59%	to	47.44%
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017			0.75%	224			163.94	36,723	1.70%			10.12%
2016	0.65%	to	0.75%	266	301.84	to	148.87	46,795	1.76%	-4.82%	to	-4.91%
2015	0.65%	to	0.75%	293	317.12	to	156.56	55,189	1.68%	-6.90%	to	-6.99%
2014	0.65%	to	0.75%	300	340.61	to	168.33	62,903	1.72%	-1.61%	to	-1.71%
2013	0.65%	to	0.75%	298	346.18	to	171.25	64,853	0.97%	15.70%	to	15.58%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.65%	to	0.75%	881	327.60	to	166.97	195,933	3.34%	3.36%	to	3.26%
2016	0.65%	to	0.75%	961	316.94	to	161.70	206,002	2.95%	3.15%	to	3.05%
2015	0.65%	to	0.75%	2,330	307.26	to	156.91	538,349	3.71%	-0.89%	to	-0.99%
2014	0.65%	to	0.75%	2,344	310.01	to	158.48	548,771	3.88%	3.12%	to	3.02%
2013	0.65%	to	0.75%	1,892	300.63	to	153.84	374,446	4.07%	0.38%	to	0.28%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.65%	to	0.75%	7,019	1162.22	to	639.82	6,282,086	1.66%	12.16%	to	12.05%
2016	0.65%	to	0.75%	8,367	1036.17	to	571.00	6,532,172	2.25%	17.26%	to	17.14%
2015	0.65%	to	0.75%	9,554	883.69	to	487.46	6,387,509	3.00%	-4.59%	to	-4.68%
2014	0.65%	to	0.75%	11,060	926.17	to	511.40	7,691,360	2.79%	8.01%	to	7.91%
2013	0.65%	to	0.75%	12,431	857.45	to	473.93	7,968,611	2.49%	27.32%	to	27.19%
High Income Portfolio - Initial Class (FHIP)
2017	0.65%	to	0.75%	4,139	612.26	to	300.00	1,676,693	5.28%	6.24%	to	6.14%
2016	0.65%	to	0.75%	4,213	576.28	to	282.65	1,633,610	5.21%	13.87%	to	13.75%
2015	0.65%	to	0.75%	4,778	506.10	to	248.48	1,655,069	6.57%	-4.25%	to	-4.35%
2014	0.65%	to	0.75%	3,022	528.57	to	259.77	1,302,461	5.70%	0.50%	to	0.40%
2013	0.65%	to	0.75%	3,176	525.94	to	258.74	1,346,533	4.66%	5.26%	to	5.16%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.65%	to	0.75%	3,350	804.32	to	399.07	2,044,050	1.88%	13.37%	to	13.25%
2016	0.65%	to	0.75%	3,439	709.49	to	352.37	1,858,531	1.45%	2.40%	to	2.30%
2015	0.65%	to	0.75%	3,713	692.82	to	344.43	1,944,657	1.49%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	4,264	696.35	to	346.53	2,218,187	1.43%	5.15%	to	5.04%
2013	0.65%	to	0.75%	4,720	662.27	to	329.90	2,360,456	1.60%	14.96%	to	14.84%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017			0.75%	4,146			185.12	767,501	1.38%			-3.50%
2016			0.75%	4,711			191.83	903,720	0.51%			32.51%
2015			0.75%	4,401			144.77	637,114	1.04%			-21.34%
2014			0.75%	1,147			184.05	211,100	0.56%			-13.42%
2013			0.75%	1,193			212.57	253,593	0.70%			23.22%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Equity-Income Portfolio - Service Class (FEIS)
2017			0.75%	1,635			$287.19	$469,563	1.62%			11.96%
2016			0.75%	1,620			256.51	415,541	2.15%			17.02%
2015			0.75%	2,924			219.19	640,916	3.11%			-4.81%
2014			0.75%	3,019			230.26	695,142	2.78%			7.83%
2013			0.75%	3,105			213.53	662,999	2.48%			27.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017			0.75%	20			192.08	3,842	1.20%			12.15%
2016			0.75%	29			171.27	4,967	1.28%			4.49%
2015			0.75%	36			163.91	5,901	1.60%			-1.06%
2014			0.75%	42			165.66	6,958	1.67%			3.57%
2013			0.75%	37			159.95	5,918	1.53%			12.55%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017			0.75%	112			224.72	25,168	1.37%			19.92%
2016			0.75%	108			187.39	20,238	1.43%			5.73%
2015			0.75%	103			177.24	18,256	1.70%			-1.08%
2014			0.75%	99			179.18	17,739	1.51%			4.08%
2013			0.75%	95			172.16	16,355	1.71%			20.59%
VIP Growth Portfolio - Initial Class (FGP)
2017	0.65%	to	0.75%	12,766	1397.11	to	708.18	12,231,100	0.22%	34.26%	to	34.13%
2016	0.65%	to	0.75%	14,995	1040.59	to	527.99	10,779,098	0.04%	0.15%	to	0.05%
2015	0.65%	to	0.75%	16,730	1039.04	to	527.73	12,048,663	0.25%	6.48%	to	6.37%
2014	0.65%	to	0.75%	18,669	975.81	to	496.11	12,769,924	0.19%	10.58%	to	10.47%
2013	0.65%	to	0.75%	20,004	882.47	to	449.11	12,287,473	0.29%	35.45%	to	35.32%
VIP Growth Portfolio - Service Class (FGS)
2017			0.75%	1,794			352.63	632,610	0.12%			34.00%
2016			0.75%	1,939			263.16	510,268	0.00%			-0.04%
2015			0.75%	2,051			263.26	539,941	0.16%			6.25%
2014			0.75%	2,198			247.77	544,588	0.09%			10.36%
2013			0.75%	2,379			224.51	534,113	0.20%			35.19%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2017	0.65%	to	0.75%	8,437	608.38	to	299.92	3,702,601	2.31%	3.54%	to	3.44%
2016	0.65%	to	0.75%	8,575	587.56	to	289.95	3,578,851	2.30%	4.06%	to	3.96%
2015	0.65%	to	0.75%	9,178	564.61	to	278.90	3,553,473	2.47%	-1.24%	to	-1.34%
2014	0.65%	to	0.75%	10,849	571.70	to	282.69	4,163,650	2.11%	5.14%	to	5.04%
2013	0.65%	to	0.75%	11,955	543.74	to	269.13	4,318,622	1.96%	-2.41%	to	-2.51%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017			0.75%	384			167.57	64,349	2.35%			3.38%
2016			0.75%	367			162.09	59,488	2.35%			3.85%
2015			0.75%	365			156.09	56,971	2.44%			-1.45%
2014			0.75%	402			158.38	63,668	2.24%			4.96%
2013			0.75%	381			150.89	57,489	2.37%			-2.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.65%	to	0.75%	4,680	1056.41	to	520.52	2,748,451	0.61%	19.92%	to	19.80%
2016	0.65%	to	0.75%	5,091	880.91	to	434.47	2,493,596	0.42%	11.39%	to	11.28%
2015	0.65%	to	0.75%	6,260	790.84	to	390.44	2,710,442	0.39%	-2.14%	to	-2.24%
2014	0.65%	to	0.75%	7,431	808.12	to	399.37	3,300,456	0.15%	5.51%	to	5.40%
2013	0.65%	to	0.75%	9,148	765.93	to	378.90	3,969,708	0.35%	35.18%	to	35.05%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.65%	to	0.75%	9,689	676.20	to	303.71	3,900,345	1.37%	29.44%	to	29.31%
2016	0.65%	to	0.75%	12,444	522.39	to	234.87	3,721,404	1.41%	-5.68%	to	-5.77%
2015	0.65%	to	0.75%	12,193	553.83	to	249.25	3,897,732	1.60%	2.95%	to	2.85%
2014	0.65%	to	0.75%	4,027	537.94	to	242.34	1,904,028	1.31%	-8.67%	to	-8.76%
2013	0.65%	to	0.75%	4,412	589.02	to	265.62	2,258,810	1.38%	29.59%	to	29.46%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017			0.75%	1,142			$284.61	$325,026	1.29%			29.13%
2016			0.75%	1,323			220.40	291,590	1.38%			-5.83%
2015			0.75%	1,298			234.04	303,786	1.86%			2.72%
2014			0.75%	13			227.85	2,962	1.23%			-8.85%
2013			0.75%	18			249.96	4,499	1.34%			29.40%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.65%	to	0.75%	576	772.79	to	380.77	227,165	1.30%	18.44%	to	18.32%
2016	0.65%	to	0.75%	709	652.48	to	321.81	249,657	1.01%	8.77%	to	8.66%
2015	0.65%	to	0.75%	790	599.86	to	296.15	256,437	0.93%	-3.68%	to	-3.78%
2014	0.65%	to	0.75%	956	622.80	to	307.79	341,810	0.89%	6.00%	to	5.90%
2013	0.65%	to	0.75%	1,110	587.54	to	290.65	374,281	0.82%	29.60%	to	29.47%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.65%	to	0.75%	3,860	705.75	to	347.74	1,459,349	1.71%	20.07%	to	19.95%
2016	0.65%	to	0.75%	4,388	587.79	to	289.91	1,384,125	1.62%	15.58%	to	15.46%
2015	0.65%	to	0.75%	4,465	508.58	to	251.09	1,226,676	1.68%	-4.04%	to	-4.14%
2014	0.65%	to	0.75%	3,896	530.00	to	261.92	1,152,624	1.40%	8.30%	to	8.19%
2013	0.65%	to	0.75%	5,630	489.38	to	242.09	1,716,855	1.92%	29.21%	to	29.08%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.65%	to	0.75%	2,290	893.26	to	440.13	1,079,938	0.71%	10.20%	to	10.09%
2016	0.65%	to	0.75%	2,644	810.58	to	399.79	1,126,057	1.06%	29.69%	to	29.56%
2015	0.65%	to	0.75%	3,095	625.00	to	308.57	1,012,920	0.93%	-7.79%	to	-7.88%
2014	0.65%	to	0.75%	3,510	677.77	to	334.95	1,270,640	0.84%	0.23%	to	0.13%
2013	0.65%	to	0.75%	3,717	676.22	to	334.52	1,352,755	1.44%	35.62%	to	35.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017			0.75%	5,278			121.62	641,890	0.99%			39.36%
2016			0.75%	1,604			87.27	139,975	0.70%			16.57%
2015			0.75%	1,561			74.86	116,863	2.03%			-20.20%
2014			0.75%	1,534			93.82	143,918	1.48%			-6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.65%	to	0.75%	211	547.60	to	269.82	114,710	2.77%	16.26%	to	16.15%
2016	0.65%	to	0.75%	234	471.00	to	232.30	109,969	1.41%	6.80%	to	6.69%
2015	0.65%	to	0.75%	775	441.03	to	217.74	331,520	3.18%	-6.91%	to	-7.01%
2014	0.65%	to	0.75%	704	473.79	to	234.15	310,543	2.13%	-11.46%	to	-11.55%
2013	0.65%	to	0.75%	707	535.14	to	264.73	351,302	2.43%	22.47%	to	22.35%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017			0.75%	7,072			98.52	696,724	0.00%			1.17%
2016			0.75%	9,951			97.38	969,058	0.00%			2.17%
2015			0.75%	12,574			95.31	1,198,472	7.70%			-5.02%
2014			0.75%	14,535			100.35	1,458,597	5.12%			0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017			0.75%	3			152.75	458	2.70%			11.14%
2016			0.75%	3			137.44	412	3.73%			12.34%
2015			0.75%	3			122.34	367	3.06%			-6.91%
2014			0.75%	17			131.43	2,234	3.16%			2.08%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.65%	to	0.75%	613	390.56	to	194.18	119,620	0.08%	26.52%	to	26.39%
2016	0.65%	to	0.75%	918	308.70	to	153.63	141,498	0.00%	1.61%	to	1.51%
2015	0.65%	to	0.75%	921	303.82	to	151.35	139,852	0.00%	4.33%	to	4.22%
2014	0.65%	to	0.75%	649	291.22	to	145.22	94,686	0.04%	7.74%	to	7.63%
2013	0.65%	to	0.75%	604	270.31	to	134.93	82,037	0.43%	39.23%	to	39.09%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017			0.65%	12			498.06	5,977	0.40%			16.68%
2016			0.65%	12			426.86	5,122	0.42%			17.57%
2015			0.65%	11			363.07	3,994	2.72%			-10.99%
2014			0.65%	11			407.87	4,487	1.42%			5.93%
2013			0.65%	11			385.05	4,236	1.28%			32.89%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.65%	to	0.75%	664	$350.26	to	$174.14	$118,620	0.00%	21.70%	to	21.58%
2016	0.65%	to	0.75%	1,341	287.80	to	143.23	199,301	0.00%	0.10%	to	0.00%
2015	0.65%	to	0.75%	1,310	287.50	to	143.22	193,828	0.00%	0.55%	to	0.45%
2014	0.65%	to	0.75%	1,041	285.93	to	142.58	155,022	0.00%	7.34%	to	7.23%
2013	0.65%	to	0.75%	1,575	266.38	to	132.97	219,432	0.42%	36.13%	to	35.99%
Balanced Portfolio: Service Shares (JABS)
2017	0.65%	to	0.75%	1,018	598.41	to	294.85	416,425	1.38%	17.37%	to	17.25%
2016	0.65%	to	0.75%	1,153	509.85	to	251.46	389,674	1.90%	3.65%	to	3.55%
2015	0.65%	to	0.75%	1,276	491.89	to	242.85	427,427	1.59%	-0.24%	to	-0.34%
2014	0.65%	to	0.75%	1,359	493.08	to	243.68	473,568	1.55%	7.54%	to	7.43%
2013	0.65%	to	0.75%	1,582	458.52	to	226.83	515,697	1.82%	19.03%	to	18.91%
Forty Portfolio: Service Shares (JACAS)
2017	0.65%	to	0.75%	1,211	797.30	to	392.45	496,310	0.00%	29.16%	to	29.03%
2016	0.65%	to	0.75%	1,376	617.31	to	304.16	436,064	0.84%	1.28%	to	1.18%
2015	0.65%	to	0.75%	1,510	609.49	to	300.61	488,511	1.19%	11.21%	to	11.10%
2014	0.65%	to	0.75%	1,510	548.04	to	270.57	427,985	0.03%	7.76%	to	7.66%
2013	0.65%	to	0.75%	1,706	508.55	to	251.33	447,283	0.58%	30.04%	to	29.91%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.65%	to	0.75%	1,476	847.31	to	417.07	708,086	0.50%	43.98%	to	43.83%
2016	0.65%	to	0.75%	749	588.51	to	289.97	272,416	0.11%	13.12%	to	13.00%
2015	0.65%	to	0.75%	901	520.27	to	256.60	283,661	0.87%	3.97%	to	3.86%
2014	0.65%	to	0.75%	580	500.42	to	247.06	206,633	0.00%	8.64%	to	8.53%
2013	0.65%	to	0.75%	654	460.62	to	227.64	207,354	0.00%	34.51%	to	34.38%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.65%	to	0.75%	4,199	510.77	to	251.41	1,115,081	1.60%	29.96%	to	29.83%
2016	0.65%	to	0.75%	5,762	393.02	to	193.65	1,166,056	5.03%	-7.31%	to	-7.40%
2015	0.65%	to	0.75%	6,224	424.02	to	209.13	1,386,729	0.56%	-9.39%	to	-9.49%
2014	0.65%	to	0.75%	6,553	467.99	to	231.05	1,610,243	5.88%	-12.67%	to	-12.76%
2013	0.65%	to	0.75%	6,626	535.89	to	264.83	1,865,375	2.50%	13.54%	to	13.43%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2017	0.65%	to	0.75%	1,126	263.86	to	131.56	160,313	0.66%	27.60%	to	27.47%
2016	0.65%	to	0.75%	1,142	206.79	to	103.21	127,503	0.48%	5.39%	to	5.28%
2015	0.65%	to	0.75%	1,864	196.22	to	98.03	192,159	0.50%	-1.89%	to	-1.97%	****
Value Series - Initial Class (MVFIC)
2017	0.65%	to	0.75%	6,514	770.86	to	379.82	2,541,031	1.85%	16.89%	to	16.77%
2016	0.65%	to	0.75%	7,320	659.47	to	325.26	2,476,487	2.08%	13.35%	to	13.24%
2015	0.65%	to	0.75%	9,188	581.79	to	287.23	2,730,715	2.25%	-1.38%	to	-1.48%
2014	0.65%	to	0.75%	11,723	589.93	to	291.54	3,606,048	1.50%	9.79%	to	9.68%
2013	0.65%	to	0.75%	14,580	537.31	to	265.80	4,107,551	1.20%	35.01%	to	34.87%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.65%	to	0.75%	3,811	325.14	to	160.20	1,104,015	3.61%	5.56%	to	5.45%
2016	0.65%	to	0.75%	1,796	308.02	to	151.92	494,202	2.09%	5.43%	to	5.32%
2015	0.65%	to	0.75%	1,992	292.17	to	144.25	524,612	2.30%	-1.29%	to	-1.39%
2014	0.65%	to	0.75%	1,438	296.00	to	146.29	355,436	3.06%	7.16%	to	7.05%
2013	0.65%	to	0.75%	1,815	276.24	to	136.65	424,318	2.50%	-0.96%	to	-1.06%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.65%	to	0.75%	113	522.99	to	257.69	32,030	5.44%	9.00%	to	8.89%
2016	0.65%	to	0.75%	118	479.81	to	236.65	30,356	6.22%	9.84%	to	9.73%
2015	0.65%	to	0.75%	155	436.82	to	215.66	42,495	5.43%	-1.76%	to	-1.85%
2014	0.65%	to	0.75%	178	444.63	to	219.74	51,932	7.89%	2.26%	to	2.16%
2013	0.65%	to	0.75%	412	434.80	to	215.09	151,455	4.02%	-9.34%	to	-9.43%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Real Estate Portfolio - Class I (MSVRE)
2017			0.65%	478			$812.88	$388,556	1.47%			2.44%
2016			0.65%	373			793.49	295,973	0.65%			6.12%
2015			0.65%	1,167			747.71	872,582	0.71%			1.51%
2014			0.65%	1,359			736.60	1,001,041	1.02%			28.88%
2013	0.65%	to	0.75%	761	571.53	to	282.73	434,931	1.18%	1.39%	to	1.29%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.65%	to	0.75%	2,585	581.43	to	288.21	779,322	1.68%	7.97%	to	7.87%
2016	0.65%	to	0.75%	2,743	538.49	to	267.19	767,094	2.29%	19.66%	to	19.54%
2015	0.65%	to	0.75%	3,458	450.02	to	223.51	802,586	2.37%	-4.90%	to	-4.99%
2014	0.65%	to	0.75%	3,861	473.18	to	235.26	941,154	1.99%	12.39%	to	12.27%
2013	0.65%	to	0.75%	4,336	421.04	to	209.54	941,974	1.83%	31.04%	to	30.91%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017			0.75%	1,185			192.04	227,573	1.38%			14.93%
2016			0.75%	519			167.10	86,723	2.43%			8.19%
2015			0.75%	384			154.45	59,309	1.41%			0.23%
2014			0.75%	464			154.10	71,501	0.94%			4.21%
2013			0.75%	502			147.88	74,235	1.03%			22.36%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017			0.75%	177			127.81	22,623	0.98%			2.44%
2016			0.75%	338			124.77	42,171	2.42%			1.89%
2015			0.75%	402			122.46	49,227	1.33%			-0.98%
2014			0.75%	470			123.66	58,122	1.20%			4.19%
2013			0.75%	526			118.69	62,429	1.61%			-3.30%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017			0.75%	1,129			222.79	251,531	0.82%			29.99%
2016			0.75%	837			171.39	143,454	1.61%			-0.56%
2015			0.75%	922			172.35	158,911	0.62%			5.75%
2014			0.75%	730			162.99	118,981	0.71%			1.07%
2013			0.75%	718			161.25	115,781	0.37%			27.68%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017			0.75%	1,928			226.07	435,860	0.30%			26.84%
2016			0.75%	2,264			178.22	403,501	0.22%			8.25%
2015			0.75%	2,997			164.64	493,428	0.72%			5.63%
2014			0.75%	3,436			155.86	535,544	0.45%			7.26%
2013			0.75%	3,683			145.31	535,190	0.32%			28.64%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017			0.75%	244			188.39	45,968	1.39%			21.02%
2016			0.75%	252			155.68	39,230	1.17%			10.26%
2015			0.75%	224			141.19	31,627	0.81%			0.33%
2014			0.75%	255			140.72	35,884	0.82%			9.40%
2013			0.75%	243			128.63	31,256	1.00%			31.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.65%	to	0.75%	862	479.30	to	236.16	215,243	4.43%	6.07%	to	5.96%
2016	0.65%	to	0.75%	963	451.89	to	222.88	225,629	5.85%	13.42%	to	13.31%
2015	0.65%	to	0.75%	979	398.42	to	196.70	204,676	2.82%	-3.24%	to	-3.33%
2014	0.65%	to	0.75%	1,940	411.76	to	203.49	605,953	6.02%	1.89%	to	1.78%
2013	0.65%	to	0.75%	1,226	404.14	to	199.92	493,423	13.23%	6.38%	to	6.27%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.65%	to	0.75%	1,025	830.39	to	409.15	470,351	1.44%	40.59%	to	40.45%
2016	0.65%	to	0.75%	890	590.66	to	291.32	289,500	0.81%	7.02%	to	6.91%
2015	0.65%	to	0.75%	993	551.91	to	272.48	302,988	0.81%	-16.54%	to	-16.62%
2014	0.65%	to	0.75%	1,045	661.29	to	326.81	373,966	1.25%	-6.12%	to	-6.21%
2013	0.65%	to	0.75%	130	704.38	to	348.45	85,875	1.05%	0.09%	to	-0.01%
NVIT International Equity Fund - Class I (GIG)
2017			0.75%	3,340			118.45	395,638	2.59%			26.50%
2016			0.75%	714			93.64	66,857	2.19%			0.12%
2015			0.75%	648			93.53	60,606	0.46%			-3.78%
2014			0.75%	713			97.20	69,306	1.71%			-2.80%	****

	Policy Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.75%	315	$112.26	$35,362	1.45%	26.13%
2016	0.75%	371	89.01	33,021	1.91%	-0.12%
2015	0.75%	404	89.11	36,000	0.27%	-3.94%
2014	0.75%	434	92.77	40,261	3.79%	-1.46%
2013	0.75%	466	94.14	43,871	0.45%	16.68%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.75%	886	189.49	167,892	0.56%	23.92%
2016	0.75%	841	152.91	128,599	0.80%	12.76%
2015	0.75%	934	135.61	126,663	0.73%	-1.82%
2014	0.75%	1,645	138.13	227,217	0.76%	5.80%
2013	0.75%	1,882	130.55	245,695	1.05%	42.75%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.75%	1,227	199.50	244,790	0.47%	17.48%
2016	0.75%	1,699	169.82	288,519	0.71%	9.29%
2015	0.75%	1,727	155.38	268,349	0.77%	-1.16%
2014	0.75%	2,106	157.21	331,088	0.85%	9.68%
2013	0.75%	2,529	143.33	362,486	0.57%	37.52%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.75%	106	167.66	17,772	0.65%	19.10%
2016	0.75%	427	140.77	60,110	2.50%	7.52%
2015	0.75%	379	130.93	49,622	2.77%	-2.31%
2014	0.75%	371	134.03	49,723	4.08%	3.69%
2013	0.75%	61	129.25	7,884	1.44%	28.68%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.75%	575	152.81	87,864	1.68%	11.17%
2016	0.75%	585	137.45	80,408	2.72%	5.49%
2015	0.75%	603	130.29	78,566	2.67%	-1.79%
2014	0.75%	644	132.67	85,440	2.37%	3.68%
2013	0.75%	664	127.96	84,965	1.60%	13.86%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.75%	1,758	162.36	285,434	1.56%	15.15%
2016	0.75%	2,364	141.01	333,336	2.68%	6.52%
2015	0.75%	2,828	132.38	374,360	3.05%	-1.88%
2014	0.75%	3,338	134.92	450,358	2.42%	3.92%
2013	0.75%	3,952	129.83	513,082	0.98%	20.54%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.75%	654	135.15	88,389	2.19%	5.56%
2016	0.75%	664	128.03	85,012	2.59%	4.03%
2015	0.75%	674	123.07	82,947	2.20%	-1.39%
2014	0.75%	675	124.80	84,243	2.28%	2.65%
2013	0.75%	683	121.58	83,042	1.69%	4.24%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.75%	956	157.91	150,960	1.69%	13.20%
2016	0.75%	1,193	139.49	166,410	2.88%	6.02%
2015	0.75%	1,142	131.56	150,247	2.97%	-1.72%
2014	0.75%	1,107	133.86	148,183	3.26%	3.88%
2013	0.75%	630	128.87	81,186	1.73%	17.10%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.75%	241	164.75	39,706	1.68%	17.28%
2016	0.75%	218	140.48	30,626	2.88%	6.89%
2015	0.75%	189	131.43	24,841	3.27%	-2.16%
2014	0.75%	159	134.34	21,360	2.75%	3.88%
2013	0.75%	127	129.33	16,425	1.77%	23.43%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017			0.75%	447			$147.57	$65,963	0.83%			9.26%
2016			0.75%	1,686			135.07	227,721	2.72%			5.21%
2015			0.75%	1,692			128.38	217,224	2.56%			-1.62%
2014			0.75%	1,734			130.50	226,281	3.45%			3.39%
2013			0.75%	512			126.21	64,621	1.58%			10.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2017			0.75%	577			139.22	80,328	3.06%			3.62%
2016			0.75%	559			134.36	75,105	3.07%			4.56%
2015			0.75%	569			128.49	73,113	2.97%			-1.46%
2014			0.75%	584			130.40	76,154	2.74%			4.27%
2013			0.75%	607			125.06	75,912	2.48%			-2.64%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017			0.75%	1,012			148.12	149,893	1.80%			3.17%
2016			0.75%	2,230			143.57	320,156	3.08%			2.93%
2015			0.75%	2,297			139.49	320,399	3.45%			-1.06%
2014			0.75%	568			140.98	80,079	2.26%			4.30%
2013			0.75%	584			135.17	78,937	3.43%			-2.51%
NVIT Nationwide Fund - Class IV (TRF4)
2017	0.65%	to	0.75%	1,595	993.66	to	614.36	1,317,864	1.01%	19.76%	to	19.64%
2016	0.65%	to	0.75%	1,727	829.71	to	513.50	1,195,431	1.41%	10.68%	to	10.57%
2015	0.65%	to	0.75%	1,932	749.66	to	464.42	1,212,451	1.06%	0.21%	to	0.11%
2014	0.65%	to	0.75%	2,602	748.06	to	463.89	1,679,439	1.15%	11.51%	to	11.39%
2013	0.65%	to	0.75%	2,918	670.87	to	416.45	1,675,449	1.34%	30.16%	to	30.03%
NVIT Government Bond Fund - Class I (GBF)
2017			0.75%	200			144.15	28,829	2.23%			1.32%
2016			0.75%	179			142.26	25,465	1.56%			-0.01%
2015			0.75%	787			142.28	111,972	1.70%			-0.86%
2014			0.75%	819			143.50	117,530	1.98%			3.79%
2013			0.75%	824			138.27	113,932	2.09%			-4.77%
NVIT Government Bond Fund - Class IV (GBF4)
2017	0.65%	to	0.75%	2,169	496.16	to	293.60	837,156	2.27%	1.43%	to	1.32%
2016	0.65%	to	0.75%	2,118	489.19	to	289.77	816,939	1.88%	0.09%	to	-0.01%
2015	0.65%	to	0.75%	2,265	488.74	to	289.79	865,068	1.67%	-0.76%	to	-0.86%
2014	0.65%	to	0.75%	2,544	492.47	to	292.29	992,208	1.96%	3.90%	to	3.80%
2013	0.65%	to	0.75%	2,747	473.98	to	281.60	1,061,747	1.93%	-4.76%	to	-4.85%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.65%	to	0.75%	1,216	624.07	to	304.96	371,154	1.54%	17.66%	to	17.55%
2016	0.65%	to	0.75%	1,596	530.38	to	259.44	414,336	1.08%	8.76%	to	8.65%
2015	0.65%	to	0.75%	2,975	487.66	to	238.78	710,383	1.40%	-1.64%	to	-1.74%
2014	0.65%	to	0.75%	3,197	495.79	to	243.00	777,135	1.64%	4.31%	to	4.20%
2013	0.65%	to	0.75%	3,383	475.33	to	233.21	789,180	1.65%	26.42%	to	26.30%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.65%	to	0.75%	849	330.00	to	164.12	139,673	1.30%	5.00%	to	4.90%
2016	0.65%	to	0.75%	1,780	314.28	to	156.46	278,665	1.96%	3.59%	to	3.49%
2015	0.65%	to	0.75%	1,895	303.39	to	151.19	286,663	1.74%	-0.38%	to	-0.48%
2014	0.65%	to	0.75%	1,885	304.57	to	151.93	286,540	2.11%	3.22%	to	3.11%
2013	0.65%	to	0.75%	1,050	295.07	to	147.34	155,003	1.82%	4.15%	to	4.05%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.65%	to	0.75%	6,887	480.31	to	236.94	1,946,509	1.74%	12.20%	to	12.09%
2016	0.65%	to	0.75%	7,089	428.09	to	211.40	1,803,266	1.89%	6.45%	to	6.34%
2015	0.65%	to	0.75%	7,246	402.15	to	198.79	1,725,726	1.38%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	9,580	406.14	to	200.95	2,311,091	1.67%	4.50%	to	4.40%
2013	0.65%	to	0.75%	10,318	388.65	to	192.49	2,394,738	1.44%	15.87%	to	15.76%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.65%	to	0.75%	6,341	566.40	to	277.66	1,865,735	1.62%	15.92%	to	15.81%
2016	0.65%	to	0.75%	6,938	488.60	to	239.76	1,756,989	1.73%	7.78%	to	7.67%
2015	0.65%	to	0.75%	7,739	453.33	to	222.67	1,822,437	1.45%	-1.37%	to	-1.47%
2014	0.65%	to	0.75%	8,175	459.64	to	226.00	1,950,787	1.62%	4.28%	to	4.17%
2013	0.65%	to	0.75%	9,085	440.78	to	216.94	2,084,865	1.66%	21.58%	to	21.46%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.65%	to	0.75%	378	$404.59	to	$200.58	$85,205	0.83%	8.51%	to	8.40%
2016	0.65%	to	0.75%	1,369	372.87	to	185.05	279,060	1.92%	5.02%	to	4.92%
2015	0.65%	to	0.75%	1,463	355.05	to	176.38	284,661	1.69%	-0.68%	to	-0.78%
2014	0.65%	to	0.75%	1,517	357.47	to	177.76	295,000	1.77%	4.06%	to	3.96%
2013	0.65%	to	0.75%	1,616	343.52	to	170.99	302,550	1.58%	9.78%	to	9.67%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.65%	to	0.75%	2,184	912.85	to	449.78	1,147,634	0.95%	15.03%	to	14.92%
2016	0.65%	to	0.75%	3,103	793.57	to	391.40	1,311,433	1.08%	19.51%	to	19.39%
2015	0.65%	to	0.75%	3,554	664.01	to	327.82	1,359,748	1.05%	-3.17%	to	-3.26%
2014	0.65%	to	0.75%	3,829	685.72	to	338.88	1,619,083	0.88%	8.71%	to	8.60%
2013	0.65%	to	0.75%	4,677	630.77	to	312.04	2,041,715	2.14%	32.19%	to	32.05%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017			0.75%	8,816			116.73	1,029,079	1.21%			24.84%
2016			0.75%	11,580			93.51	1,082,799	1.29%			-2.85%
2015			0.75%	13,956			96.25	1,343,267	0.70%			-1.23%
2014			0.75%	17,588			97.45	1,714,010	1.07%			-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017			0.75%	3,535			108.73	384,378	2.66%			22.01%
2016			0.75%	4,198			89.12	374,129	3.04%			4.44%
2015			0.75%	4,464			85.33	380,917	1.21%			-5.83%
2014			0.75%	4,716			90.61	427,325	1.75%			-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2017	0.65%	to	0.75%	1,030	613.29	to	350.38	561,494	3.00%	22.10%	to	21.98%
2016	0.65%	to	0.75%	1,253	502.29	to	287.25	557,978	2.77%	4.52%	to	4.42%
2015	0.65%	to	0.75%	1,740	480.57	to	275.11	761,815	1.14%	-5.70%	to	-5.80%
2014	0.65%	to	0.75%	2,016	509.64	to	292.04	906,445	4.20%	-10.05%	to	-10.14%
2013	0.65%	to	0.75%	2,163	566.58	to	324.99	1,078,862	2.22%	20.67%	to	20.55%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.65%	to	0.75%	4,753	485.27	to	205.30	1,048,099	0.36%	29.36%	to	29.23%
2016	0.65%	to	0.75%	5,261	375.12	to	158.86	898,911	0.85%	1.53%	to	1.43%
2015	0.65%	to	0.75%	5,687	369.47	to	156.62	999,907	0.47%	2.76%	to	2.66%
2014	0.65%	to	0.75%	5,920	359.53	to	152.56	1,019,281	0.47%	9.72%	to	9.61%
2013	0.65%	to	0.75%	6,942	327.68	to	139.19	1,088,186	0.78%	33.87%	to	33.73%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.65%	to	0.75%	586	428.86	to	182.78	113,756	1.43%	13.80%	to	13.68%
2016	0.65%	to	0.75%	782	376.86	to	160.78	140,210	1.81%	15.60%	to	15.48%
2015	0.65%	to	0.75%	917	326.01	to	139.23	153,261	1.12%	-3.78%	to	-3.87%
2014	0.65%	to	0.75%	1,195	338.81	to	144.84	201,209	1.20%	9.80%	to	9.69%
2013	0.65%	to	0.75%	1,294	308.57	to	132.04	201,047	1.40%	34.56%	to	34.43%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.65%	to	0.75%	12,482	642.68	to	203.32	3,577,362	0.00%	26.91%	to	26.79%
2016	0.65%	to	0.75%	14,164	506.40	to	160.36	3,229,224	0.00%	5.78%	to	5.67%
2015	0.65%	to	0.75%	16,301	478.74	to	151.76	3,498,878	0.00%	-0.83%	to	-0.93%
2014	0.65%	to	0.75%	18,147	482.76	to	153.18	3,921,288	0.00%	3.36%	to	3.26%
2013	0.65%	to	0.75%	20,240	467.06	to	148.35	4,197,749	0.00%	38.04%	to	37.91%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017			0.75%	2,205			230.13	507,430	1.12%			12.99%
2016			0.75%	2,334			203.67	475,365	1.37%			16.72%
2015			0.75%	2,695			174.50	470,273	1.03%			-3.61%
2014			0.75%	3,484			181.04	630,729	1.39%			16.15%
2013			0.75%	3,718			155.87	579,525	1.20%			34.66%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.65%	to	0.75%	735	$622.60	to	$306.77	$239,374	0.00%	24.12%	to	23.99%
2016	0.65%	to	0.75%	934	501.62	to	247.41	242,518	0.00%	7.60%	to	7.50%
2015	0.65%	to	0.75%	977	466.17	to	230.15	237,367	0.00%	0.10%	to	0.00%
2014	0.65%	to	0.75%	1,156	465.69	to	230.14	287,245	0.00%	2.15%	to	2.04%
2013	0.65%	to	0.75%	1,318	455.91	to	225.53	311,999	0.00%	43.35%	to	43.21%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2017	0.65%	to	0.75%	3,869	736.69	to	361.17	1,594,158	0.51%	8.36%	to	8.25%
2016	0.65%	to	0.75%	4,169	679.85	to	333.64	1,585,859	0.62%	25.21%	to	25.09%
2015	0.65%	to	0.75%	5,144	542.95	to	266.72	1,581,944	0.67%	-6.71%	to	-6.80%
2014	0.65%	to	0.75%	6,110	581.98	to	286.18	2,010,621	0.52%	6.33%	to	6.22%
2013	0.65%	to	0.75%	6,863	547.33	to	269.41	2,128,001	0.83%	39.49%	to	39.35%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2017	0.65%	to	0.75%	5,842	687.73	to	337.17	2,112,760	0.00%	12.77%	to	12.66%
2016	0.65%	to	0.75%	6,047	609.86	to	299.29	1,943,364	0.33%	22.00%	to	21.87%
2015	0.65%	to	0.75%	6,719	499.91	to	245.58	1,793,971	0.37%	-2.27%	to	-2.37%
2014	0.65%	to	0.75%	7,430	511.52	to	251.53	2,030,845	0.17%	0.16%	to	0.06%
2013	0.65%	to	0.75%	7,770	510.68	to	251.37	2,132,598	0.15%	40.04%	to	39.90%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.65%	to	0.75%	1,973	358.48	to	176.63	417,959	4.06%	5.64%	to	5.54%
2016	0.65%	to	0.75%	2,783	339.33	to	167.36	648,053	3.70%	7.94%	to	7.84%
2015	0.65%	to	0.75%	2,455	314.36	to	155.20	448,181	1.60%	-3.52%	to	-3.62%
2014	0.65%	to	0.75%	3,206	325.82	to	161.02	671,810	3.04%	3.21%	to	3.11%
2013	0.65%	to	0.75%	3,364	315.69	to	156.17	676,741	3.40%	-1.76%	to	-1.86%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2017	0.65%	to	0.75%	20,046	1421.34	to	746.31	19,235,509	1.68%	20.75%	to	20.63%
2016	0.65%	to	0.75%	22,022	1177.12	to	618.70	17,770,081	1.79%	10.87%	to	10.76%
2015	0.65%	to	0.75%	24,607	1061.70	to	558.59	18,043,705	1.80%	0.52%	to	0.42%
2014	0.65%	to	0.75%	26,059	1056.23	to	556.26	19,140,375	1.81%	12.56%	to	12.44%
2013	0.65%	to	0.75%	28,109	938.41	to	494.71	18,342,671	1.84%	31.22%	to	31.09%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017			0.75%	979			111.05	108,719	1.58%			0.82%
2016			0.75%	1,067			110.15	117,525	1.45%			1.73%
2015			0.75%	1,485			108.27	160,788	1.60%			-1.09%
2014			0.75%	1,710			109.46	187,182	1.10%			-0.26%
2013			0.75%	1,404			109.74	154,082	1.00%			-0.64%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.65%	to	0.75%	38,078	642.80	to	318.63	15,548,337	0.48%	26.49%	to	26.36%
2016	0.65%	to	0.75%	43,471	508.19	to	252.15	13,890,683	0.74%	2.96%	to	2.86%
2015	0.65%	to	0.75%	43,268	493.57	to	245.14	13,623,694	0.62%	4.41%	to	4.31%
2014	0.65%	to	0.75%	47,502	472.71	to	235.02	14,289,754	0.72%	8.09%	to	7.99%
2013	0.65%	to	0.75%	50,647	437.31	to	217.64	14,156,730	0.78%	35.82%	to	35.68%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.65%	to	0.75%	685	282.37	to	178.91	123,689	2.05%	21.92%	to	21.80%
2016	0.65%	to	0.75%	702	231.60	to	146.88	104,043	2.37%	0.46%	to	0.36%
2015	0.65%	to	0.75%	571	230.53	to	146.35	85,145	1.90%	-4.53%	to	-4.62%
2014	0.65%	to	0.75%	534	241.46	to	153.44	83,060	3.54%	-8.74%	to	-8.83%
2013	0.65%	to	0.75%	497	264.59	to	168.31	84,708	2.94%	19.32%	to	19.20%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2017	0.65%	to	0.75%	5,042	585.11	to	286.86	1,586,228	3.18%	17.22%	to	17.11%
2016	0.65%	to	0.75%	5,155	499.14	to	244.95	1,420,330	2.68%	17.13%	to	17.01%
2015	0.65%	to	0.75%	6,132	426.15	to	209.34	1,453,664	1.51%	-6.90%	to	-7.00%
2014	0.65%	to	0.75%	7,336	457.74	to	225.09	1,846,905	1.70%	8.50%	to	8.39%
2013	0.65%	to	0.75%	8,623	421.88	to	207.66	1,984,944	0.00%	34.76%	to	34.63%
NVIT Real Estate Fund - Class I (NVRE1)
2017			0.75%	13,832			158.51	2,192,474	1.90%			5.70%
2016			0.75%	17,341			149.95	2,600,369	2.03%			6.55%
2015			0.75%	18,898			140.74	2,659,691	2.60%			-6.06%
2014			0.75%	21,510			149.83	3,222,745	2.90%			27.92%
2013			0.75%	26,352			117.12	3,086,419	1.43%			2.28%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class IV (SAM4)
2017	0.65%	to	0.75%	31,376	$291.52	to	$158.55	$5,352,918	0.42%	-0.23%	to	-0.33%
2016	0.65%	to	0.75%	17,671	292.19	to	159.07	3,779,268	0.01%	-0.64%	to	-0.74%
2015	0.65%	to	0.75%	17,848	294.07	to	160.26	3,309,924	0.00%	-0.65%	to	-0.75%
2014	0.65%	to	0.75%	25,511	296.00	to	161.47	4,542,359	0.00%	-0.65%	to	-0.75%
2013	0.65%	to	0.75%	30,491	297.93	to	162.69	6,108,001	0.00%	-0.65%	to	-0.75%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.65%	to	0.75%	2,086	349.98	to	174.37	471,741	1.37%	0.24%	to	0.14%
2016	0.65%	to	0.75%	3,783	349.15	to	174.13	1,041,843	1.09%	0.57%	to	0.46%
2015	0.65%	to	0.75%	4,528	347.18	to	173.32	1,276,658	1.63%	-0.47%	to	-0.56%
2014	0.65%	to	0.75%	3,748	348.81	to	174.31	1,051,512	1.69%	-0.04%	to	-0.14%
2013	0.65%	to	0.75%	3,912	348.95	to	174.55	1,085,196	2.17%	-0.04%	to	-0.13%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017			0.65%	19			857.48	16,292	0.00%			24.48%
2016			0.65%	21			688.86	14,466	0.00%			3.72%
2015			0.65%	29			664.15	19,260	0.00%			0.62%
2014			0.65%	56			660.06	36,963	0.00%			6.88%
2013			0.65%	143			617.55	88,309	0.00%			31.75%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.65%	to	0.75%	709	245.65	to	122.56	88,004	0.00%	23.76%	to	23.63%
2016	0.65%	to	0.75%	712	198.49	to	99.13	71,476	0.00%	3.49%	to	3.39%
2015	0.65%	to	0.75%	766	191.80	to	95.89	74,215	0.00%	-4.10%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017			0.65%	1,845			498.24	919,245	0.55%			12.63%
2016			0.65%	2,198			442.37	972,332	0.77%			26.54%
2015			0.65%	2,536			349.58	886,537	0.75%			-12.38%
2014			0.65%	2,693			398.96	1,074,389	0.70%			9.14%
2013			0.65%	3,213			365.54	1,174,489	1.17%			30.29%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.65%	to	0.75%	630	689.41	to	339.69	228,342	0.47%	17.66%	to	17.55%
2016	0.65%	to	0.75%	799	585.91	to	288.98	247,227	0.66%	9.15%	to	9.04%
2015	0.65%	to	0.75%	1,064	536.79	to	265.02	296,930	0.55%	-1.11%	to	-1.21%
2014	0.65%	to	0.75%	1,185	542.80	to	268.25	348,081	0.35%	9.67%	to	9.56%
2013	0.65%	to	0.75%	1,393	494.96	to	244.85	380,597	0.48%	36.71%	to	36.58%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.65%	to	0.75%	5,572	687.17	to	338.24	2,099,989	0.95%	35.78%	to	35.65%
2016	0.65%	to	0.75%	7,339	506.09	to	249.36	2,034,134	1.07%	-0.56%	to	-0.66%
2015	0.65%	to	0.75%	9,336	508.96	to	251.02	2,596,594	1.33%	3.27%	to	3.17%
2014	0.65%	to	0.75%	10,587	492.84	to	243.32	2,983,968	1.39%	1.63%	to	1.53%
2013	0.65%	to	0.75%	3,041	484.94	to	239.66	1,437,904	1.43%	26.48%	to	26.36%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.65%	to	0.75%	969	551.28	to	271.35	336,001	1.26%	16.15%	to	16.04%
2016	0.65%	to	0.75%	1,132	474.61	to	233.85	355,965	1.09%	10.90%	to	10.79%
2015	0.65%	to	0.75%	1,273	427.98	to	211.08	354,387	0.95%	2.66%	to	2.56%
2014	0.65%	to	0.75%	1,540	416.89	to	205.82	400,971	0.85%	9.99%	to	9.88%
2013	0.65%	to	0.75%	1,691	379.04	to	187.32	408,403	1.11%	30.92%	to	30.79%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.65%	to	0.75%	601	914.23	to	450.46	303,657	0.88%	13.42%	to	13.31%
2016	0.65%	to	0.75%	672	806.07	to	397.57	297,791	0.50%	17.29%	to	17.17%
2015	0.65%	to	0.75%	749	687.25	to	339.30	285,797	0.90%	-6.51%	to	-6.60%
2014	0.65%	to	0.75%	824	735.09	to	363.28	359,578	0.86%	11.21%	to	11.10%
2013	0.65%	to	0.75%	989	661.00	to	326.99	375,511	0.85%	40.10%	to	39.96%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2017	0.65%	to	0.75%	381	$223.72	to	$111.28	$45,658	2.39%	5.59%	to	5.48%
2016	0.65%	to	0.75%	797	211.89	to	105.50	86,637	2.48%	5.84%	to	5.74%
2015	0.65%	to	0.75%	1,964	200.19	to	99.77	312,836	2.69%	-2.89%	to	-2.99%
2014	0.65%	to	0.75%	874	206.15	to	102.85	92,578	4.26%	2.17%	to	2.07%
2013	0.65%	to	0.75%	1,060	201.77	to	100.76	109,437	2.72%	-0.78%	to	-0.88%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017			0.75%	72			128.28	9,236	1.30%			10.02%
2016			0.75%	189			116.60	22,037	1.21%			2.24%
2015			0.75%	209			114.05	23,837	1.41%			-7.78%
2014			0.75%	2,760			123.67	341,333	2.00%			-0.35%
2013			0.75%	333			124.11	41,328	1.69%			-7.17%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017			0.75%	8,678			121.09	1,050,800	1.33%			0.60%
2016			0.75%	8,992			120.37	1,082,378	1.45%			0.65%
2015			0.75%	7,677			119.60	918,143	3.30%			-0.44%
2014			0.75%	11,734			120.13	1,409,597	1.14%			0.09%
2013			0.75%	9,839			120.02	1,180,860	1.47%			-0.88%
VT Equity Income Fund: Class IB (PVEIB)
2017			0.75%	811			113.06	91,691	0.00%			13.06%
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.65%	to	0.75%	642	263.66	to	131.68	103,019	0.10%	30.06%	to	29.93%
2016	0.65%	to	0.75%	625	202.73	to	101.35	77,639	0.00%	1.36%	to	1.35%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	0.65%	to	0.75%	568	482.47	to	237.72	241,492	2.47%	25.76%	to	25.64%
2016	0.65%	to	0.75%	775	383.64	to	189.22	269,911	0.82%	-3.08%	to	-3.18%
2015	0.65%	to	0.75%	197	395.84	to	195.43	48,721	1.18%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	210	397.87	to	196.63	52,762	0.93%	-7.38%	to	-7.47%
2013	0.65%	to	0.75%	221	429.58	to	212.51	60,423	1.43%	27.24%	to	27.11%
Health Sciences Portfolio - II (TRHS2)
2017			0.75%	2,559			366.68	938,327	0.00%			26.36%
2016			0.75%	3,302			290.19	958,204	0.00%			-11.38%
2015			0.75%	2,664			327.46	872,344	0.00%			11.63%
2014			0.75%	2,343			293.34	687,298	0.00%			30.24%
2013			0.75%	2,285			225.23	514,640	0.00%			49.39%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.65%	to	0.75%	2,095	481.79	to	241.44	631,029	2.24%	11.52%	to	11.41%
2016	0.65%	to	0.75%	2,540	432.02	to	216.71	663,917	0.00%	5.73%	to	5.63%
2015	0.65%	to	0.75%	3,049	408.59	to	205.16	739,460	6.67%	-13.65%	to	-13.74%
2014	0.65%	to	0.75%	3,213	473.18	to	237.83	944,433	5.01%	1.52%	to	1.42%
2013	0.65%	to	0.75%	3,509	466.08	to	234.50	1,095,437	1.88%	-9.76%	to	-9.85%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.65%	to	0.75%	3,742	843.11	to	412.52	2,066,357	0.45%	50.06%	to	49.91%
2016	0.65%	to	0.75%	4,688	561.85	to	275.18	1,753,017	0.47%	-0.54%	to	-0.64%
2015	0.65%	to	0.75%	5,103	564.93	to	276.96	1,897,115	0.55%	-14.55%	to	-14.63%
2014	0.65%	to	0.75%	5,271	661.12	to	324.44	2,331,298	0.56%	-1.06%	to	-1.16%
2013	0.65%	to	0.75%	6,711	668.20	to	328.25	3,201,284	1.38%	11.29%	to	11.18%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.65%	to	0.75%	2,968	777.65	to	349.90	1,194,561	0.00%	-2.33%	to	-2.43%
2016	0.65%	to	0.75%	3,164	796.23	to	358.62	1,316,280	0.39%	42.78%	to	42.64%
2015	0.65%	to	0.75%	3,653	557.66	to	251.42	1,073,692	0.03%	-33.88%	to	-33.94%
2014	0.65%	to	0.75%	2,065	843.38	to	380.61	1,071,957	0.10%	-19.63%	to	-19.71%
2013	0.65%	to	0.75%	2,288	1049.34	to	474.04	1,593,164	0.95%	9.82%	to	9.71%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2017			0.95%	1,394			355.56	495,651	2.47%			17.13%
2016			0.95%	1,441			303.55	437,419	2.62%			13.98%
2015			0.95%	1,487			266.31	396,006	2.67%			-0.10%
2014			0.95%	1,589			266.59	423,604	2.44%			10.35%
2013			0.95%	1,706			241.57	412,124	2.38%			28.82%

	Policy Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2017	0.95%	1,036	$233.05	$241,439	4.80%	6.00%
2016	0.95%	987	219.87	217,008	5.21%	10.30%
2015	0.95%	1,217	199.33	242,582	5.08%	-2.51%
2014	0.95%	1,190	204.46	243,304	5.33%	3.42%
2013	0.95%	1,176	197.70	232,495	5.01%	3.36%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2017	0.95%	2,009	433.22	870,333	1.21%	17.96%
2016	0.95%	2,153	367.27	790,723	1.35%	10.07%
2015	0.95%	2,626	333.68	876,233	1.20%	-2.37%
2014	0.95%	2,722	341.77	930,286	0.94%	12.52%
2013	0.95%	2,935	303.74	891,473	1.07%	33.65%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2017	0.95%	620	158.47	98,254	2.40%	2.51%
2016	0.95%	651	154.60	100,645	2.21%	1.50%
2015	0.95%	1,142	152.31	173,936	2.26%	-0.61%
2014	0.95%	1,178	153.25	180,529	2.53%	4.89%
2013	0.95%	1,354	146.11	197,827	2.47%	-3.21%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.75%	1,412	168.72	238,236	1.61%	17.39%
2016	0.75%	1,443	143.73	207,398	0.59%	-3.29%
2015	0.75%	1,736	148.62	258,009	0.34%	-9.03%
2014	0.75%	1,543	163.38	252,092	0.46%	-5.97%
2013	0.75%	1,581	173.76	274,707	1.30%	24.20%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.65%	304	394.28	119,863	0.00%	28.30%
2016	0.65%	462	307.33	141,985	0.00%	6.95%
2015	0.65%	733	287.36	210,631	0.00%	-2.10%
2014	0.65%	777	293.52	228,067	0.00%	-0.30%
2013	0.65%	843	294.39	248,172	0.01%	42.87%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.65%	135	592.48	79,985	0.67%	19.66%
2016	0.65%	137	495.14	67,834	2.12%	11.50%
2015	0.65%	177	444.06	78,598	0.13%	-3.71%
2014	0.65%	192	461.18	88,546	0.06%	9.71%
2013	0.65%	233	420.37	97,945	0.20%	29.83%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.75%	335	313.34	104,970	0.00%	24.92%
2016	0.75%	480	250.83	120,401	0.00%	6.94%
2015	0.75%	461	234.55	108,127	0.00%	-3.61%
2014	0.75%	488	243.33	118,744	0.00%	-2.61%
2013	0.75%	542	249.85	135,419	0.00%	49.11%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.75%	9,715	212.90	2,068,358	1.25%	26.39%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.75%	877	179.16	157,127	1.85%	-1.71%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.75%	309	235.97	72,916	1.56%	14.16%
2015	0.75%	279	206.70	57,671	2.03%	-8.22%
2014	0.75%	850	225.21	191,431	1.45%	9.91%
2013	0.75%	1,106	204.92	226,637	1.67%	34.66%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.75%	7,963	193.98	1,544,676	4.90%	0.88%

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.65%	to	0.75%	256	$467.08	to	$230.60	$73,459	1.16%	-6.72%	to	-6.81%
2014	0.65%	to	0.75%	488	500.73	to	247.46	135,958	0.73%	9.01%	to	8.90%
2013	0.65%	to	0.75%	521	459.35	to	227.24	132,311	0.79%	42.79%	to	42.65%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.65%	to	0.75%	744	497.44	to	245.84	191,710	0.52%	10.73%	to	10.62%
2013	0.65%	to	0.75%	783	449.24	to	222.24	182,184	0.64%	29.45%	to	29.32%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014			0.75%	3,619			146.47	530,077	5.70%			0.42%
2013			0.75%	3,696			145.86	539,088	5.93%			5.18%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.75%	867			170.58	147,889	6.65%			6.14%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.75%	1,829			213.96	391,328	1.15%			0.00%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	542			112.91	61,196	0.59%			16.93%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014			0.75%	14,141			163.84	2,316,831	1.35%			-8.78%
2013			0.75%	14,769			179.61	2,652,724	1.35%			29.48%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	1,809			162.14	293,319	1.25%			-8.86%
2013			0.75%	1,824			177.91	324,512	1.34%			29.33%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.75%	17,757			116.60	2,070,514	1.41%			20.44%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.75%	3,738			135.08	504,916	2.27%			20.51%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	0.65%	to	0.75%	7,606	386.23	to	189.73	1,829,619	0.34%	3.94%	to	3.84%
2014	0.65%	to	0.75%	9,258	371.58	to	182.72	2,183,215	0.34%	10.60%	to	10.49%
2013	0.65%	to	0.75%	10,456	335.95	to	165.37	2,245,948	0.68%	28.90%	to	28.77%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014			0.75%	130			203.12	26,406	0.00%			2.70%
2013			0.75%	141			197.79	27,888	0.00%			44.74%

2017	Contract Owners’ Equity:								$139,895,865
2016	Contract Owners’ Equity:								$131,717,946
2015	Contract Owners’ Equity:								$138,538,624
2014	Contract Owners’ Equity:								$156,502,889
2013	Contract Owners’ Equity:								$164,582,549
*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.